UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, Ohio	45247
(Address of principal executive offices)	(Zip code)

Jennifer Kelhoffer, Treasurer, 3777 West Fork Road, Cincinnati, Ohio 45247

(Name and address of agent for service)

Registrant’s telephone number, including area code	(513) 661-3100

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
Johnson Equity Income Fund

Class I (JEQIX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

How did the Fund perform during the reporting period?

Despite strong relative performance to begin the year, the Fund underperformed the S&P 500® Index in 2025 following the April 9th announcement of a 90-day pause on U.S. reciprocal tariffs. This marked a turning point for markets that led the S&P 500® Index to rally nearly 40% from its April 8th low, with risk factors and large cap growth stocks leading the way for the index.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in Communications Services and Technology, which outperformed the index in 2025 and were the best performing sectors for the third straight year. As a partial offset, the Fund benefited from underweights in Real Estate, Consumer Staples, and Consumer Discretionary, which were the three worst performing sectors in 2025.

With the aforementioned rebound of the largest stocks in the index, the S&P 500® continues to be extraordinarily concentrated. As such, given our more diversified portfolio construction discipline, our relative returns continue to be impacted significantly by structural underweights to the largest names in the index. Artificial intelligence ("AI") names NVIDIA and Broadcom, which we did not own, represented meaningful detractors. Alphabet, Inc. was also a material detractor despite being owned in the portfolio. Notwithstanding, the Fund did benefit from the surge in AI sentiment during the year via names such as nVent Electric plc, ASML Holding N.V., and Amphenol Corp. Additional top contributors included Cencora, Inc. and newly added Chipotle Mexican Grill, Inc., while software names Accenture plc and Roper Technologies, Inc. were among the top detractors.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$4,000,000
$3,000,000
$2,000,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Equity Income Fund - Class I - $3,308,585
S&P 500® Index - $3,982,741

	Johnson Equity Income Fund - Class I	S&P 500® Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,121,643	$1,119,599
Dec-2017	$1,402,349	$1,364,025
Dec-2018	$1,364,708	$1,304,222
Dec-2019	$1,829,695	$1,714,874
Dec-2020	$2,053,733	$2,030,390
Dec-2021	$2,586,950	$2,613,222
Dec-2022	$2,334,860	$2,139,945
Dec-2023	$2,648,104	$2,702,486
Dec-2024	$2,960,224	$3,378,640
Dec-2025	$3,308,585	$3,982,741

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	11.77%	10.01%	12.71%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$710,494,238
  Number of Portfolio Holdings50
  Advisory Fee $5,137,063
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.2%
Financials
14.0%
Industrials
12.7%
Consumer Discretionary
12.6%
Health Care
10.8%
Energy
7.1%
Consumer Staples
6.5%
Utilities
5.8%
Communications
2.7%
Materials
2.1%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	2.1%
Communications	2.7%
Utilities	5.8%
Consumer Staples	6.5%
Energy	7.1%
Health Care	10.8%
Consumer Discretionary	12.6%
Industrials	12.7%
Financials	14.0%
Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Williams Cos., Inc. (The)	3.1%
Visa, Inc. - Class A	3.1%
Danaher Corp.	3.0%
Amazon.com, Inc.	3.0%
Alliant Energy Corp.	2.9%
American Electric Power Co., Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Accenture plc - Class A	2.5%
Apple, Inc.	2.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Equity Income Fund - Class I (JEQIX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JEQIX

Johnson Equity Income Fund

Class S (JEQSX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$106	1.00%

How did the Fund perform during the reporting period?

Despite strong relative performance to begin the year, the Fund underperformed the S&P 500® Index in 2025 following the April 9th announcement of a 90-day pause on U.S. reciprocal tariffs. This marked a turning point for markets that led the S&P 500® Index to rally nearly 40% from its April 8th low, with risk factors and large cap growth stocks leading the way for the index.

Both sector allocation and stock selection contributed to the Fund’s underperformance. The Fund was meaningfully underweight in Communications Services and Technology, which outperformed the index in 2025 and were the best performing sectors for the third straight year. As a partial offset, the Fund benefited from underweights in Real Estate, Consumer Staples, and Consumer Discretionary, which were the three worst performing sectors in 2025.

With the aforementioned rebound of the largest stocks in the index, the S&P 500® continues to be extraordinarily concentrated. As such, given our more diversified portfolio construction discipline, our relative returns continue to be impacted significantly by structural underweights to the largest names in the index. Artificial intelligence ("AI") names NVIDIA and Broadcom, which we did not own, represented meaningful detractors. Alphabet, Inc. was also a material detractor despite being owned in the portfolio. Notwithstanding, the Fund did benefit from the surge in AI sentiment during the year via names such as nVent Electric plc, ASML Holding N.V., and Amphenol Corp. Additional top contributors included Cencora, Inc. and newly added Chipotle Mexican Grill, Inc., while software names Accenture plc and Roper Technologies, Inc. were among the top detractors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$16,000
$14,000
$12,000
$10,000
Sep-2023
Dec-2023
Dec-2024
Dec-2025
Johnson Equity Income Fund - Class S - $13,126
S&P 500® Index - $15,866

	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,546	$10,766
Dec-2024	$11,762	$13,460
Dec-2025	$13,126	$15,866

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	11.59%	12.59%
S&P 500® Index	17.88%	22.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$710,494,238
  Number of Portfolio Holdings50
  Advisory Fee $5,137,063
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	2.1%
Communications	2.7%
Utilities	5.8%
Consumer Staples	6.5%
Energy	7.1%
Health Care	10.8%
Consumer Discretionary	12.6%
Industrials	12.7%
Financials	14.0%
Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Williams Cos., Inc. (The)	3.1%
Visa, Inc. - Class A	3.1%
Danaher Corp.	3.0%
Amazon.com, Inc.	3.0%
Alliant Energy Corp.	2.9%
American Electric Power Co., Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Accenture plc - Class A	2.5%
Apple, Inc.	2.4%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Equity Income Fund - Class S (JEQSX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JEQSX

Johnson Opportunity Fund

Class I (JOPPX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.90%

How did the Fund perform during the reporting period?

In 2025, equity markets experienced elevated volatility as investors evaluated accelerating artificial intelligence–related capital spending, new U.S. tariff policies, shifting monetary policy, and heightened geopolitical risks. SMID Cap stocks reached new highs, supported by improving earnings growth and expanding market valuations. Lower-quality stocks posted their strongest annual relative performance since 2009 and led a sharp market recovery from the April lows.

These factor dynamics were unfavorable for the Fund’s high-quality, low-volatility investment approach. More than one-third of the Index is comprised of unprofitable companies, which are typically lower quality and have historically lagged over full market cycles. In addition, small-cap stocks outperformed mid-cap stocks during the year, which was a headwind given the Fund’s heavier weighting toward mid-cap companies.

Security selection was the primary driver of relative underperformance, particularly in sectors with wide quality dispersion such as Technology and Health Care. Several of the strongest performers were highly speculative companies that do not meet the Fund’s quality criteria. Technology software & service holdings, such as Globant S.A and SPS Commerce, Inc., struggled to meet expectations and were among the Fund’s bottom performance contributors. Health Care was the top performing sector, but the Fund’s underweight in biotechnology detracted from relative results.

Stocks more directly tied to Artificial intelligence-related capital spending performed well during the year, including Fabrinet, nVent Electric plc, and Comfort Systems. The past year was a challenging relative performance year for most active managers, especially those with a high-quality investing approach than can occasionally be out of favor at certain stages of a market cycle. The Fund remains focused on long-term performance by investing in high-quality businesses with durable competitive advantages, strong balance sheets, and attractive long-term growth prospects.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Opportunity Fund - Class I - $2,518,435
Russell 2500® Index - $2,690,740

	Johnson Opportunity Fund - Class I	Russell 2500® Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,179,030	$1,175,892
Dec-2017	$1,378,365	$1,373,564
Dec-2018	$1,183,155	$1,236,178
Dec-2019	$1,521,879	$1,579,421
Dec-2020	$1,641,221	$1,895,201
Dec-2021	$2,143,324	$2,239,782
Dec-2022	$1,876,256	$1,828,351
Dec-2023	$2,197,536	$2,146,915
Dec-2024	$2,418,033	$2,404,436
Dec-2025	$2,518,435	$2,690,740

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	4.15%	8.94%	9.68%
Russell 2500® Index	11.91%	7.26%	10.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$174,205,167
  Number of Portfolio Holdings82
  Advisory Fee $1,585,539
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
19.9%
Industrials
19.7%
Health Care
16.2%
Financials
12.1%
Materials
9.6%
Energy
5.9%
Consumer Discretionary
5.4%
Utilities
3.4%
Real Estate
3.4%
Consumer Staples
2.5%
Communications
1.3%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Communications	1.3%
Consumer Staples	2.5%
Real Estate	3.4%
Utilities	3.4%
Consumer Discretionary	5.4%
Energy	5.9%
Materials	9.6%
Financials	12.1%
Health Care	16.2%
Industrials	19.7%
Technology	19.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Unitil Corp.	1.8%
Axis Capital Holdings Ltd.	1.8%
DT Midstream, Inc.	1.7%
Avery Dennison Corp.	1.7%
Nordson Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Rush Enterprises, Inc. - Class A	1.6%
Reliance, Inc.	1.6%
Littelfuse, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Opportunity Fund - Class I (JOPPX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JOPPX

Johnson Opportunity Fund

Class S (JOSSX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$117	1.15%

How did the Fund perform during the reporting period?

In 2025, equity markets experienced elevated volatility as investors evaluated accelerating artificial intelligence–related capital spending, new U.S. tariff policies, shifting monetary policy, and heightened geopolitical risks. SMID Cap stocks reached new highs, supported by improving earnings growth and expanding market valuations. Lower-quality stocks posted their strongest annual relative performance since 2009 and led a sharp market recovery from the April lows.

These factor dynamics were unfavorable for the Fund’s high-quality, low-volatility investment approach. More than one-third of the Index is comprised of unprofitable companies, which are typically lower quality and have historically lagged over full market cycles. In addition, small-cap stocks outperformed mid-cap stocks during the year, which was a headwind given the Fund’s heavier weighting toward mid-cap companies.

Security selection was the primary driver of relative underperformance, particularly in sectors with wide quality dispersion such as Technology and Health Care. Several of the strongest performers were highly speculative companies that do not meet the Fund’s quality criteria. Technology software & service holdings, such as Globant S.A and SPS Commerce, Inc., struggled to meet expectations and were among the Fund’s bottom performance contributors. Health Care was the top performing sector, but the Fund’s underweight in biotechnology detracted from relative results.

Stocks more directly tied to Artificial intelligence-related capital spending performed well during the year, including Fabrinet, nVent Electric plc, and Comfort Systems. The past year was a challenging relative performance year for most active managers, especially those with a high-quality investing approach than can occasionally be out of favor at certain stages of a market cycle. The Fund remains focused on long-term performance by investing in high-quality businesses with durable competitive advantages, strong balance sheets, and attractive long-term growth prospects.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
Sep-2023
Dec-2023
Dec-2024
Dec-2025
Johnson Opportunity Fund - Class S - $12,583
Russell 2500® Index - $13,780

	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$11,035	$10,995
Dec-2024	$12,113	$12,314
Dec-2025	$12,583	$13,780

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	3.88%	10.54%
Russell 2500® Index	11.91%	15.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$174,205,167
  Number of Portfolio Holdings82
  Advisory Fee $1,585,539
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Communications	1.3%
Consumer Staples	2.5%
Real Estate	3.4%
Utilities	3.4%
Consumer Discretionary	5.4%
Energy	5.9%
Materials	9.6%
Financials	12.1%
Health Care	16.2%
Industrials	19.7%
Technology	19.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Unitil Corp.	1.8%
Axis Capital Holdings Ltd.	1.8%
DT Midstream, Inc.	1.7%
Avery Dennison Corp.	1.7%
Nordson Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Rush Enterprises, Inc. - Class A	1.6%
Reliance, Inc.	1.6%
Littelfuse, Inc.	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Opportunity Fund - Class S (JOSSX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JOSSX

Johnson Enhanced Return Fund

(JENHX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$38	0.35%

How did the Fund perform during the reporting period?

The Fund outpaced its primary benchmark during 2025. The primary driver of outperformance during the year were returns in the bond portion of the portfolio that exceeded the embedded cost-of-carry within its equity futures contract positions. Within the bond portfolio, elevated levels of income led to positive returns. In particular, the strategy’s focus on higher-yielding investment grade corporate bonds was additive to performance. Curve positioning was additive to performance as rates at the front-end of the curve fell throughout the year.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$4,000,000
$3,000,000
$2,000,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Enhanced Return Fund - $3,599,502
S&P 500® Index - $3,982,741

	Johnson Enhanced Return Fund	S&P 500® Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,128,949	$1,119,599
Dec-2017	$1,370,423	$1,364,025
Dec-2018	$1,287,426	$1,304,222
Dec-2019	$1,722,630	$1,714,874
Dec-2020	$2,056,441	$2,030,390
Dec-2021	$2,601,547	$2,613,222
Dec-2022	$1,988,565	$2,139,945
Dec-2023	$2,483,920	$2,702,486
Dec-2024	$3,039,571	$3,378,640
Dec-2025	$3,599,502	$3,982,741

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	18.42%	11.85%	13.66%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$306,162,052
  Number of Portfolio Holdings108
  Advisory Fee $992,479
  Portfolio Turnover59%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	18.4%
Corporate Bonds	62.5%
Money Market Funds	1.5%
Municipal Bonds	1.5%
U.S. Government & Agencies	0.7%
U.S. Treasury Obligations	15.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
27.5%
Industrials
22.1%
Collateralized Mortgage Obligations
18.4%
U.S. Treasury Obligations
15.4%
Utilities
12.9%
Municipal Bonds
1.5%
Money Market Funds
1.5%
U.S. Government & Agencies
0.7%

Value	Value
U.S. Government & Agencies	0.7%
Money Market Funds	1.5%
Municipal Bonds	1.5%
Utilities	12.9%
U.S. Treasury Obligations	15.4%
Collateralized Mortgage Obligations	18.4%
Industrials	22.1%
Finance	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/30	4.6%
U.S. Treasury Notes, 2.375%, due 05/15/29	4.0%
U.S. Treasury Notes, 2.750%, due 02/15/28	3.8%
Cisco Systems, Inc., 4.850%, due 02/26/29	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
Morgan Stanley, 3.591%, due 07/22/28	1.9%
U.S. Treasury Notes, 2.750%, due 07/31/27	1.9%
Union Pacific Corp., 3.950%, due 09/10/28	1.8%
Emerson Electric Co., 2.000%, due 12/21/28	1.8%
Enterprise Products Operating, LLC, 5.050%, due 01/10/26	1.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Enhanced Return Fund (JENHX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JENHX

Johnson Institutional Core Bond Fund

Class I (JIBFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark for the full year 2025. Duration was the primary driver of the outperformance during the period as the Fund has maintained a duration slightly longer than the benchmark. The Fund’s yield curve positioning, particularly its underweight to 30-year maturities, was an additional tailwind to performance over the period. Asset Allocation was additive to performance as the Fund maintained an overweight to corporate bonds. Finally, the Fund's allocation and security selection within mortgaged-backed bonds were additive to performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Core Bond Fund - Class I - $1,252,232
Bloomberg U.S. Aggregate Bond Index - $1,219,928

	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,036,709	$1,026,472
Dec-2017	$1,075,324	$1,062,829
Dec-2018	$1,076,735	$1,062,948
Dec-2019	$1,173,030	$1,155,604
Dec-2020	$1,286,873	$1,242,350
Dec-2021	$1,260,656	$1,223,195
Dec-2022	$1,087,983	$1,064,054
Dec-2023	$1,147,014	$1,122,884
Dec-2024	$1,160,934	$1,136,922
Dec-2025	$1,252,232	$1,219,928

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	7.86%	-0.54%	2.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,902,304,780
  Number of Portfolio Holdings208
  Advisory Fee (net of waivers)$4,579,942
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.1%
Corporate Bonds	46.5%
Money Market Funds	0.2%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	24.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateralized Mortgage Obligations
26.9%
U.S. Treasury Obligations
24.7%
Finance
19.3%
Industrials
15.0%
Utilities
11.8%
Municipal Bonds
0.8%
Preferred Stocks
0.5%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
0.8%

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	11.8%
Industrials	15.0%
Finance	19.3%
U.S. Treasury Obligations	24.7%
Collateralized Mortgage Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.1%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.2%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.7%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
FHLMC, 3.000%, due 08/01/52 - Pool #SD-7556	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Core Bond Fund - Class I (JIBFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIBFX

Johnson Institutional Core Bond Fund

Class F (JIMFX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.40%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark for the full year 2025. Duration was the primary driver of the outperformance during the period as the Fund has maintained a duration slightly longer than the benchmark. The Fund’s yield curve positioning, particularly its underweight to 30-year maturities, was an additional tailwind to performance over the period. Asset Allocation was additive to performance as the Fund maintained an overweight to corporate bonds. Finally, the Fund's allocation and security selection within mortgaged-backed bonds were additive to performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Core Bond Fund - Class F - $587,071
Bloomberg U.S. Aggregate Bond Index - $588,133

	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Dec-2018	$510,689	$512,452
Dec-2019	$554,428	$557,122
Dec-2020	$607,513	$598,942
Dec-2021	$594,425	$589,708
Dec-2022	$512,322	$512,985
Dec-2023	$539,417	$541,347
Dec-2024	$544,625	$548,115
Dec-2025	$587,071	$588,133

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	7.79%	-0.68%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,902,304,780
  Number of Portfolio Holdings208
  Advisory Fee (net of waivers)$4,579,942
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.1%
Corporate Bonds	46.5%
Money Market Funds	0.2%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	24.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	11.8%
Industrials	15.0%
Finance	19.3%
U.S. Treasury Obligations	24.7%
Collateralized Mortgage Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.1%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.2%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.7%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
FHLMC, 3.000%, due 08/01/52 - Pool #SD-7556	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Core Bond Fund - Class F (JIMFX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIMFX

Johnson Institutional Core Bond Fund

Class S (JIBSX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.50%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark for the full year 2025. Duration was the primary driver of the outperformance during the period as the Fund has maintained a duration slightly longer than the benchmark. The Fund’s yield curve positioning, particularly its underweight to 30-year maturities, was an additional tailwind to performance over the period. Asset Allocation was additive to performance as the Fund maintained an overweight to corporate bonds. Finally, the Fund's allocation and security selection within mortgaged-backed bonds were additive to performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$11,500
$11,000
$10,500
$10,000
Sep-2023
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Core Bond Fund - Class S - $11,443
Bloomberg U.S. Aggregate Bond Index - $11,435

	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,535	$10,525
Dec-2024	$10,628	$10,657
Dec-2025	$11,443	$11,435

Average Annual Total Returns

	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	7.66%	6.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	6.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,902,304,780
  Number of Portfolio Holdings208
  Advisory Fee (net of waivers)$4,579,942
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.1%
Corporate Bonds	46.5%
Money Market Funds	0.2%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	24.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	11.8%
Industrials	15.0%
Finance	19.3%
U.S. Treasury Obligations	24.7%
Collateralized Mortgage Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.1%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.2%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.7%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
FHLMC, 3.000%, due 08/01/52 - Pool #SD-7556	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.7%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Core Bond Fund - Class S (JIBSX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIBSX

Johnson Institutional Intermediate Bond Fund

Class I (JIBEX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark though out 2025. Duration was the primary driver of the Fund’s relative performance during the period as the Fund continues to maintain a slightly longer duration than the benchmark. The Fund maintained an overweight to corporate bonds throughout the year, which was additive to performance. Security selection within corporates added an additional tailwind to performance. Finally, the Fund's out of benchmark position in mortgage-backed bonds ("MBS") was a tailwind to performance as MBS spreads tightened throughout the year.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Intermediate Bond Fund - Class I - $1,282,134
Bloomberg Intermediate U.S. Government/Credit Bond Index - $1,253,842

	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,033,657	$1,020,809
Dec-2017	$1,064,601	$1,042,629
Dec-2018	$1,069,024	$1,051,782
Dec-2019	$1,149,542	$1,123,324
Dec-2020	$1,232,326	$1,195,599
Dec-2021	$1,211,913	$1,178,382
Dec-2022	$1,100,689	$1,081,343
Dec-2023	$1,159,945	$1,138,044
Dec-2024	$1,193,883	$1,172,187
Dec-2025	$1,282,134	$1,253,842

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	7.39%	0.80%	2.52%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$277,392,044
  Number of Portfolio Holdings97
  Advisory Fee (net of waivers)$685,473
  Portfolio Turnover45%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	8.9%
Corporate Bonds	51.0%
Money Market Funds	0.0%
Municipal Bonds	1.2%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.0%
U.S. Treasury Obligations	35.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
34.9%
Finance
21.8%
Industrials
18.7%
Utilities
10.1%
Collateralized Mortgage Obligations
8.8%
U.S. Government & Agencies
3.0%
Municipal Bonds
1.2%
Preferred Stocks
0.6%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.6%
Municipal Bonds	1.2%
U.S. Government & Agencies	3.0%
Collateralized Mortgage Obligations	8.8%
Utilities	10.1%
Industrials	18.7%
Finance	21.8%
U.S. Treasury Obligations	34.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	5.1%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32	4.6%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.3%
U.S. Treasury Notes, 3.500%, due 01/31/30	4.0%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
FHLB, 4.750%, due 12/10/32	3.0%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.9%
U.S. Bancorp, 5.384%, due 01/23/30 - Series CC	1.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Intermediate Bond Fund - Class I (JIBEX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIBEX

Johnson Institutional Intermediate Bond Fund

Class F (JIMEX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark though out 2025. Duration was the primary driver of the Fund’s relative performance during the period as the Fund continues to maintain a slightly longer duration than the benchmark. The Fund maintained an overweight to corporate bonds throughout the year, which was additive to performance. Security selection within corporates added an additional tailwind to performance. Finally, the Fund's out of benchmark position in mortgage-backed bonds ("MBS") was a tailwind to performance as MBS spreads tightened throughout the year.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Intermediate Bond Fund - Class F - $603,140
Bloomberg Intermediate U.S. Government/Credit Bond Index - $611,250

	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg Intermediate U.S. Government/Credit Bond Index
May-2018	$500,000	$500,000
Dec-2018	$508,592	$512,746
Dec-2019	$545,985	$547,622
Dec-2020	$584,612	$582,857
Dec-2021	$573,592	$574,463
Dec-2022	$520,118	$527,157
Dec-2023	$547,161	$554,798
Dec-2024	$562,682	$571,443
Dec-2025	$603,140	$611,250

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	7.19%	0.63%	2.48%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$277,392,044
  Number of Portfolio Holdings97
  Advisory Fee (net of waivers)$685,473
  Portfolio Turnover45%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	8.9%
Corporate Bonds	51.0%
Money Market Funds	0.0%
Municipal Bonds	1.2%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.0%
U.S. Treasury Obligations	35.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.6%
Municipal Bonds	1.2%
U.S. Government & Agencies	3.0%
Collateralized Mortgage Obligations	8.8%
Utilities	10.1%
Industrials	18.7%
Finance	21.8%
U.S. Treasury Obligations	34.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	5.1%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32	4.6%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.3%
U.S. Treasury Notes, 3.500%, due 01/31/30	4.0%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
FHLB, 4.750%, due 12/10/32	3.0%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.9%
U.S. Bancorp, 5.384%, due 01/23/30 - Series CC	1.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Intermediate Bond Fund - Class F (JIMEX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIMEX

Johnson Institutional Short Duration Bond Fund

Class I (JIBDX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark for the full year. The primary driver of the Fund's relative performance was its income advantage versus the benchmark throughout the year. The Fund maintained a duration modestly longer than the benchmark which was additive to performance. The Fund’s overweight to the corporate bond sector was an additional tailwind to performance throughout the year as corporate bond spreads tightened modestly. Finally, the Fund’s allocation to short duration Agency Mortgage-Backed Securities also contributed positively to performance.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Short Duration Bond Fund - Class I - $1,246,805
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $1,232,603

	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,016,795	$1,012,885
Dec-2017	$1,032,480	$1,021,552
Dec-2018	$1,044,457	$1,038,221
Dec-2019	$1,093,033	$1,080,454
Dec-2020	$1,135,798	$1,116,611
Dec-2021	$1,125,469	$1,112,003
Dec-2022	$1,077,189	$1,070,136
Dec-2023	$1,128,693	$1,120,050
Dec-2024	$1,177,261	$1,170,125
Dec-2025	$1,246,805	$1,232,603

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	5.91%	1.88%	2.23%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.34%	2.00%	2.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$162,951,156
  Number of Portfolio Holdings96
  Advisory Fee (net of waivers)$501,710
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	20.9%
Corporate Bonds	62.8%
Money Market Funds	0.1%
Municipal Bonds	2.8%
U.S. Treasury Obligations	13.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Finance
29.6%
Industrials
21.7%
Collateralized Mortgage Obligations
21.0%
U.S. Treasury Obligations
13.5%
Utilities
12.0%
Municipal Bonds
2.8%
Money Market Funds
0.1%
Liabilities in Excess of Other Assets
-0.7%

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	0.1%
Municipal Bonds	2.8%
Utilities	12.0%
U.S. Treasury Obligations	13.5%
Collateralized Mortgage Obligations	21.0%
Industrials	21.7%
Finance	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.9%
U.S. Treasury Notes, 2.625%, due 02/15/29	3.5%
MPLX, L.P., 1.750%, due 03/01/26	2.3%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.3%
Essex Portfolio, L.P., 3.375%, due 04/15/26	2.3%
Florida Power & Light Co., 4.400%, due 05/15/28	2.3%
Johnson Controls International plc, 3.900%, due 02/14/26	2.3%
Verizon Communications, Inc., 2.100%, due 03/22/28	2.2%
Cisco Systems, Inc., 4.800%, due 02/26/27	2.2%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	2.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Short Duration Bond Fund - Class I (JIBDX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIBDX

Johnson Institutional Short Duration Bond Fund

Class F (JIMDX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark for the full year. The primary driver of the Fund's relative performance was its income advantage versus the benchmark throughout the year. The Fund maintained a duration modestly longer than the benchmark which was additive to performance. The Fund’s overweight to the corporate bond sector was an additional tailwind to performance throughout the year as corporate bond spreads tightened modestly. Finally, the Fund’s allocation to short duration Agency Mortgage-Backed Securities also contributed positively to performance.

How has the Fund performed since inception?

Total Return Based on $500,000 Investment

$625,000
$600,000
$575,000
$550,000
$525,000
$500,000
May-2018
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Inst Short Duration Bond Fund - Class F - $598,019
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $605,228

	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000
Dec-2018	$506,852	$509,783
Dec-2019	$528,969	$530,520
Dec-2020	$549,154	$548,274
Dec-2021	$543,173	$546,011
Dec-2022	$518,908	$525,454
Dec-2023	$543,190	$549,963
Dec-2024	$565,641	$574,550
Dec-2025	$598,019	$605,228

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	5.72%	1.72%	2.36%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.34%	2.00%	2.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$162,951,156
  Number of Portfolio Holdings96
  Advisory Fee (net of waivers)$501,710
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	20.9%
Corporate Bonds	62.8%
Money Market Funds	0.1%
Municipal Bonds	2.8%
U.S. Treasury Obligations	13.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	0.1%
Municipal Bonds	2.8%
Utilities	12.0%
U.S. Treasury Obligations	13.5%
Collateralized Mortgage Obligations	21.0%
Industrials	21.7%
Finance	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.9%
U.S. Treasury Notes, 2.625%, due 02/15/29	3.5%
MPLX, L.P., 1.750%, due 03/01/26	2.3%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.3%
Essex Portfolio, L.P., 3.375%, due 04/15/26	2.3%
Florida Power & Light Co., 4.400%, due 05/15/28	2.3%
Johnson Controls International plc, 3.900%, due 02/14/26	2.3%
Verizon Communications, Inc., 2.100%, due 03/22/28	2.2%
Cisco Systems, Inc., 4.800%, due 02/26/27	2.2%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	2.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Institutional Short Duration Bond Fund - Class F (JIMDX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JIMDX

Johnson Core Plus Bond Fund

(JCPLX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$47	0.45%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark for the year. The primary driver of the Fund’s outperformance was its longer-than-benchmark duration positioning. The Fund’s yield curve positioning was an additional tailwind to performance, particularly the Fund’s underweight to 30-year maturities. The Fund utilizes Treasury Futures for exposure to the long end of the yield curve which underperformed as the curve steepened. However, the futures contracts impact on total Fund performance was negligible. The Fund’s income advantage relative to the benchmark primarily from it’s overweight to corporate bonds and select High Yield securities was also additive to performance. Finally, the Fund’s allocation to Agency Mortgage-Backed Securities also contributed positively to returns throughout the year.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

$1,050,000
$1,000,000
$950,000
$900,000
$850,000
Nov-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Core Plus Bond Fund - $1,002,293
Bloomberg U.S. Aggregate Bond Index - $1,000,699

	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Dec-2021	$1,004,392	$1,003,378
Dec-2022	$866,665	$872,836
Dec-2023	$917,041	$921,094
Dec-2024	$927,405	$932,609
Dec-2025	$1,002,293	$1,000,699

Average Annual Total Returns

	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	8.07%	0.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$52,440,191
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$223,602
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.7%
Corporate Bonds	62.1%
Money Market Funds	0.1%
Preferred Stocks	0.3%
U.S. Treasury Obligations	10.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.3%
Collateralized Mortgage Obligations
26.5%
Finance
24.5%
U.S. Treasury Obligations
10.7%
Utilities
8.8%
Preferred Stocks
0.3%
Other Assets in Excess of Liabilities
0.9%

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.3%
Utilities	8.8%
U.S. Treasury Obligations	10.7%
Finance	24.5%
Collateralized Mortgage Obligations	26.5%
Industrials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	2.5%
FNMA, 3.500%, due 08/01/50 - Pool #FS8716	2.2%
FHLMC, 2.000%, due 05/01/42 - Pool #ZS-9278	2.1%
Target Corp., 5.000%, due 04/15/35	2.0%
FNMA, 2.000%, due 08/01/42 - Pool #FS9716	2.0%
Cisco Systems, Inc., 5.050%, due 02/26/34	2.0%
PepsiCo, Inc., 5.000%, due 02/07/35 - Series 2020 D	1.9%
Truist Financial Corp., 2.250%, due 03/11/30	1.9%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	1.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	1.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Johnson Core Plus Bond Fund (JCPLX)

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123125-JCPLX

Johnson Municipal Income Fund

(JMUNX)

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$31	0.30%

How did the Fund perform during the reporting period?

The Fund outperformed its primary benchmark over the second half of 2025, however for the full year the Fund modestly underperformed. Overall duration was the primary detractor to performance on the year as the curve steepened and longer maturity bonds underperformed. The Fund’s emphasis on higher rated securities added to performance as BBB rated bonds underperformed higher rated issuers. Additionally, security selection was an additional tailwind to performance as the Fund’s quality bias led to a positive contribution particularly within hospitals and higher education, despite both sectors being among the worst performing during the year.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

$1,300,000
$1,200,000
$1,100,000
$1,000,000
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025
Johnson Municipal Income Fund - $1,178,477
Bloomberg Municipal Bond Index - $1,260,840

	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,000,472	$1,002,481
Dec-2017	$1,032,939	$1,057,097
Dec-2018	$1,042,267	$1,070,652
Dec-2019	$1,101,213	$1,151,327
Dec-2020	$1,157,606	$1,211,340
Dec-2021	$1,161,083	$1,229,720
Dec-2022	$1,067,067	$1,124,870
Dec-2023	$1,128,492	$1,196,880
Dec-2024	$1,136,276	$1,209,493
Dec-2025	$1,178,477	$1,260,840

Average Annual Total Returns

	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	3.71%	0.36%	1.66%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Quality Allocation (as a percentage of total assets)*

Value	Value
AAA	8.9%
AA	54.0%
A	27.4%
BBB	7.4%
Not Rated	2.3%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Fund Statistics

  Net Assets$180,912,479
  Number of Portfolio Holdings165
  Advisory Fee $531,074
  Portfolio Turnover36%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

Holdings by State of Issuance (% of total investments)

Ohio 62.8%
Alabama 6.6%
Texas 5.5%
Indiana 5.5%
Kentucky 4.1%
Pennsylvania 3.5%
N/A 3.1%
Missouri 1.9%
Colorado 1.9%
Virginia 1.4%
Michigan 1.0%
North Carolina 0.6%
Georgia 0.6%
Florida 0.6%
Tennessee 0.3%
Illinois 0.3%
North Dakota 0.3%

Value	Value
North Dakota	0.3%
Illinois	0.3%
Tennessee	0.3%
Florida	0.6%
Georgia	0.6%
North Carolina	0.6%
Michigan	1.0%
Virginia	1.4%
Colorado	1.9%
Missouri	1.9%
N/A	3.1%
Pennsylvania	3.5%
Kentucky	4.1%
Indiana	5.5%
Texas	5.5%
Alabama	6.6%
Ohio	62.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/01/53 - Series 2021-A	2.8%
Ohio State Water Development Authority Revenue, 5.000%, due 06/01/46 - Series 2021	2.4%
Pennsylvania Economic Development Financing Authority UPMC Revenue, 5.000%, due 03/15/60 - Series 2025-A	2.2%
Kings LSD Ohio School Improvement, 5.250%, due 12/01/54 - Series 2024	1.8%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.7%
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, 4.000%, due 01/01/36 - Series 2017-A	1.7%
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, 5.500%, due 06/01/49 - Series D-1	1.6%
Miami University Ohio General Receipts Revenue, 4.000%, due 09/01/45 - Series 2020-A	1.6%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.5%
Energy Southeast Alabama Cooperative District Energy Supply Revenue, 5.251%, due 07/01/54 - Series B	1.5%

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.johnsoninv.com/mutualfunds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Johnson Municipal Income Fund (JMUNX)

Annual Shareholder Report - December 31, 2025

TSR-AR 123125-JMUNX

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, the code of ethics was not amended.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Not applicable.

(f)	The Trust’s Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds

3777 West Fork Road

Cincinnati OH 45247

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that that the registrant does not have an audit committee financial expert serving on its Audit Committee as defined by the SEC. The board determined that, although none of the Audit Committee members meet the technical definition of an audit committee financial expert as defined by the SEC, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the Trustees that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if an issue ever arises, the committee will consider hiring an expert to assist as needed.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2024	$95,050.00
FY 2025	$91,300.00

(b)	Audit-Related Fees

	Registrant	Adviser
FY 2024	$0.00	$0.00
FY 2025	$0.00	$0.00

(c)	Tax Fees

	Registrant	Adviser
FY 2024	$30,000.00	$0.00
FY 2025	$31,000.00	$0.00

Nature of the services: The auditor completed the annual tax returns.

(d)	All Other Fees

	Registrant	Adviser
FY 2024	$0.00	$0.00
FY 2025	$0.00	$0.00

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. All non-audit services provided to the Trust or the Adviser by the Trust’s principal accountant are specifically approved in advance on a case-by-case basis by the Board’s audit committee.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2024	$30,000.00	$0.00
FY 2025	$31,000.00	$0.00

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

JOHNSON EQUITY INCOME FUND – JEQIX, JEQSX

JOHNSON OPPORTUNITY FUND – JOPPX, JOSSX

JOHNSON ENHANCED RETURN FUND – JENHX

JOHNSON INSTITUTIONAL CORE BOND FUND – JIBFX, JIMFX, JIBSX

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND – JIBEX, JIMEX

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND – JIBDX, JIMDX

JOHNSON CORE PLUS BOND FUND – JCPLX

JOHNSON MUNICIPAL INCOME FUND – JMUNX

DECEMBER 31, 2025

Johnson Mutual Funds Trust 3777 West Fork Road | Cincinnati, Ohio 45247 513.661.3100 | 800.541.0170 | Fax 513.661.4901	WWW.JOHNSONMUTUALFUNDS.COM

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Table of Contents

Portfolio of Investments
Equity Income Fund	1
Opportunity Fund	2
Enhanced Return Fund	4
Institutional Core Bond Fund	8
Institutional Intermediate Bond Fund	14
Institutional Short Duration Bond Fund	17
Core Plus Bond Fund	20
Municipal Income Fund	24
Statements of Assets and Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	36
Financial Highlights
Equity Income Fund	41
Opportunity Fund	43
Enhanced Return Fund	45
Institutional Core Bond Fund	46
Institutional Intermediate Bond Fund	49
Institutional Short Duration Bond Fund	51
Core Plus Bond Fund	53
Municipal Income Fund	54
Notes to the Financial Statements	55
Additional Information	68
Report of Independent Registered Public Accounting Firm	70
Trustees and Officers, Transfer Agent and Fund Accountant, Custodian, Independent Registered Public Accounting Firm, Legal Counsel	Back Page

EQUITY INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COMMON STOCKS — 99.5%	Shares	Value
Communications — 2.7%
Alphabet, Inc. - Class A	61,312	$19,190,656

Consumer Discretionary — 12.6%
Amazon.com, Inc. (a)	91,600	21,143,112
Chipotle Mexican Grill, Inc. (a)	445,000	16,465,000
Genuine Parts Co.	113,500	13,955,960
Lowe’s Cos., Inc.	61,300	14,783,108
McDonald’s Corp.	42,500	12,989,275
TJX Cos., Inc. (The)	65,485	10,059,151
		89,395,606
Consumer Staples — 6.5%
Coca-Cola Co. (The)	214,620	15,004,084
Colgate-Palmolive Company	185,000	14,618,700
PepsiCo, Inc.	79,900	11,467,248
Procter & Gamble Co. (The)	36,690	5,258,044
		46,348,076
Energy — 7.1%
Baker Hughes Co.	338,000	15,392,520
Chevron Corp.	88,510	13,489,809
Williams Cos., Inc. (The)	363,800	21,868,018
		50,750,347
Financials — 14.0%
American Financial Group, Inc.	53,840	7,358,851
Apollo Global Management, Inc.	84,000	12,159,840
Axis Capital Holdings Ltd.	139,450	14,933,701
First Horizon Corp.	299,948	7,168,757
Marsh & McLennan Cos., Inc.	78,800	14,618,976
Nasdaq, Inc.	142,400	13,831,312
UMB Financial Corp.	129,224	14,865,929
Willis Towers Watson plc	44,870	14,744,282
		99,681,648
Health Care — 10.8%
Abbott Laboratories	105,218	13,182,763
Cencora, Inc.	39,600	13,374,900
Danaher Corp.	94,043	21,528,324
Medtronic plc	108,836	10,454,786
Stryker Corp.	37,000	13,004,390
Zoetis, Inc.	39,792	5,006,629
		76,551,792
Industrials — 12.7%
Amphenol Corp. - Class A	76,100	10,284,154
Honeywell International, Inc.	61,150	11,929,753
IDEX Corp.	63,000	11,210,220
Illinois Tool Works, Inc.	52,000	12,807,600
Nordson Corp.	62,750	15,086,983
nVent Electric plc	154,500	15,754,365
Waste Management, Inc.	60,500	13,292,455
		90,365,530
Materials — 2.1%
Avery Dennison Corp.	82,800	15,059,664
COMMON STOCKS — 99.5%	Shares	Value
Technology — 25.2%
Accenture plc - Class A	67,140	$18,013,662
Adobe, Inc. (a)	23,760	8,315,762
Analog Devices, Inc.	59,200	16,055,040
Apple, Inc.	61,760	16,790,074
ASML Holding N.V.	13,900	14,871,054
Intuit, Inc.	20,950	13,877,699
Mastercard, Inc. - Class A	24,100	13,758,208
Microsoft Corp.	60,151	29,090,227
Roper Technologies, Inc.	31,600	14,066,108
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	12,155,600
Visa, Inc. - Class A	62,100	21,779,091
		178,772,525
Utilities — 5.8%
Alliant Energy Corp.	321,910	20,927,369
American Electric Power Co., Inc.	176,100	20,306,091
		41,233,460
Total Common Stocks (Cost $458,817,066)		$707,349,304

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class Z, 3.63% (b) (Cost $1,950,390)	1,950,390	$1,950,390

Investments at Value — 99.8% (Cost $460,767,456)		$709,299,694

Other Assets in Excess of Liabilities — 0.2%		1,194,544

Net Assets — 100.0%		$710,494,238

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

ADR - American Depositary Receipt

N.V. - Naamloze Vennootschap

plc - Public Limited Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COMMON STOCKS — 99.4%	Shares	Value
Communications — 1.3%
New York Times Co. (The) - Class A	31,200	$2,165,904

Consumer Discretionary — 5.4%
Dutch Bros, Inc. (a)	23,100	1,414,182
Floor & Decor Holdings, Inc. - Class A (a)	34,000	2,070,260
Genuine Parts Co.	18,600	2,287,056
Ralph Lauren Corp.	4,700	1,661,967
Texas Roadhouse, Inc.	11,900	1,975,400
		9,408,865
Consumer Staples — 2.5%
BJ’s Wholesale Club Holdings, Inc. (a)	17,900	1,611,537
Coca-Cola Consolidated, Inc.	17,800	2,728,740
		4,340,277
Energy — 5.9%
Antero Midstream Corp.	154,300	2,744,997
DT Midstream, Inc.	25,000	2,992,000
Murphy USA, Inc.	5,300	2,138,656
World Kinect Corp.	99,200	2,324,256
		10,199,909
Financials — 12.1%
American Financial Group, Inc.	15,700	2,145,876
Arrow Financial Corp.	54,797	1,720,626
Axis Capital Holdings Ltd.	29,200	3,127,028
East West Bancorp, Inc.	22,000	2,472,580
HBT Financial, Inc.	88,800	2,295,480
SEI Investments Co.	32,400	2,657,448
UMB Financial Corp.	19,300	2,220,272
Webster Financial Corp.	41,000	2,580,540
Wintrust Financial Corp.	13,400	1,873,588
		21,093,438
Health Care — 16.2%
Charles River Laboratories International, Inc. (a)	18,500	3,690,380
Chemed Corp.	5,000	2,139,300
iRadimed Corp.	23,000	2,237,440
Jazz Pharmaceuticals plc (a)	15,300	2,601,000
LeMaitre Vascular, Inc.	24,800	2,011,280
Option Care Health, Inc. (a)	81,800	2,606,148
QIAGEN N.V.	51,041	2,295,314
Quest Diagnostics, Inc.	13,400	2,325,302
Repligen Corp. (a)	9,900	1,622,214
U.S. Physical Therapy, Inc.	30,600	2,389,554
UFP Technologies, Inc. (a)	9,000	1,998,270
Universal Health Services, Inc. - Class B	10,900	2,376,418
		28,292,620
COMMON STOCKS — 99.4%	Shares	Value
Industrials — 19.7%
A.O. Smith Corp.	36,800	$2,461,184
Allison Transmission Holdings, Inc.	16,400	1,605,560
Applied Industrial Technologies, Inc.	11,000	2,824,470
Core & Main, Inc. - Class A (a)	38,600	2,006,042
Donaldson Co., Inc.	30,900	2,739,594
ESAB Corp.	24,500	2,737,140
Gorman-Rupp Co. (The)	43,500	2,077,125
ITT, Inc.	11,200	1,943,312
Littelfuse, Inc.	11,000	2,782,120
LSI Industries, Inc.	78,000	1,428,960
Nordson Corp.	12,300	2,957,289
nVent Electric plc	25,900	2,641,023
Rush Enterprises, Inc. - Class A	52,200	2,815,668
TopBuild Corp. (a)	3,800	1,585,322
Watts Water Technologies, Inc. - Class A	6,400	1,766,528
		34,371,337
Materials — 9.6%
Avery Dennison Corp.	16,400	2,982,832
Element Solutions, Inc.	100,000	2,499,000
H.B. Fuller Co.	43,700	2,598,402
Hawkins, Inc.	7,700	1,093,862
Reliance, Inc.	9,700	2,802,039
RPM International, Inc.	19,800	2,059,200
UFP Industries, Inc.	29,200	2,658,660
		16,693,995
Real Estate — 3.4%
Jones Lang LaSalle, Inc. (a)	7,900	2,658,113
NNN REIT, Inc.	46,900	1,858,647
STAG Industrial, Inc.	37,400	1,374,824
		5,891,584
Technology — 19.9%
Amdocs Ltd.	17,700	1,425,027
Appfolio, Inc. - Class A (a)	8,800	2,047,320
Bentley Systems, Inc. - Class B	53,200	2,030,378
CACI International, Inc. - Class A (a)	3,200	1,704,992
CCC Intelligent Solutions Holdings, Inc. (a)	290,800	2,311,860
Clearwater Analytics Holdings, Inc. - Class A (a)	62,300	1,502,676
Dynatrace, Inc. (a)	51,400	2,227,676
Fabrinet (a)	3,200	1,456,896
Genpact Ltd.	48,200	2,254,796
Globant S.A. (a)	3,700	241,869
ICF International, Inc.	28,500	2,431,050
Jack Henry & Associates, Inc.	14,100	2,572,968
MAXIMUS, Inc.	28,100	2,425,592
ON Semiconductor Corp. (a)	41,900	2,268,885

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COMMON STOCKS — 99.4%	Shares	Value
Paylocity Holding Corp. (a)	4,100	$625,250
SPS Commerce, Inc. (a)	12,900	1,149,777
TD SYNNEX Corp.	17,000	2,553,910
Tyler Technologies, Inc. (a)	2,150	975,992
WEX, Inc. (a)	3,200	476,736
Zebra Technologies Corp. - Class A (a)	8,300	2,015,406
		34,699,056
Utilities — 3.4%
Atmos Energy Corp.	7,600	1,273,988
Portland General Electric Co.	32,200	1,545,278
Unitil Corp.	65,500	3,172,820
		5,992,086

Total Common Stocks (Cost $141,055,397)		$173,149,071

MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class Z, 3.63% (b) (Cost $947,412)	947,412	$947,412

Investments at Value — 99.9% (Cost $142,002,809)		$174,096,483

Other Assets in Excess of Liabilities — 0.1%		108,684

Net Assets — 100.0%		$174,205,167

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 62.5%	Coupon	Maturity	Par Value	Value
Finance — 27.5%
Allstate Corp.	3.280%	12/15/26	$3,000,000	$2,983,383
American Express Co.	1.650%	11/04/26	4,725,000	4,639,139
Aon North America, Inc.	5.125%	03/01/27	1,520,000	1,539,086
Aon North America, Inc.	5.150%	03/01/29	1,498,000	1,541,769
Bank of America Corp.	5.202%	04/25/29	5,785,000	5,925,870
Chubb INA Holdings, Inc.	3.350%	05/03/26	4,559,000	4,548,696
Enterprise Products Operating, LLC	5.050%	01/10/26	5,000,000	5,000,095
Essex Portfolio, L.P.	3.375%	04/15/26	3,740,000	3,729,890
Essex Portfolio, L.P.	1.700%	03/01/28	1,000,000	949,350
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,380,000	4,611,448
Huntington Bancshares, Inc.	6.208%	08/21/29	4,390,000	4,604,063
JPMorgan Chase & Co.	3.540%	05/01/28	3,745,000	3,724,093
JPMorgan Chase & Co.	2.182%	06/01/28	2,455,000	2,393,748
KeyCorp	2.250%	04/06/27	4,765,000	4,657,257
Morgan Stanley	3.591%	07/22/28	5,800,000	5,760,222
MPLX, L.P.	1.750%	03/01/26	4,731,000	4,712,300
NNN REIT, Inc.	3.600%	12/15/26	1,813,000	1,805,908
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,062,042
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,196,625
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,535,631
Truist Financial Corp.	4.590%	09/17/29	3,500,000	3,518,731
Truist Financial Corp.	2.250%	03/11/30	1,000,000	916,510
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,340,000	4,325,964
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,309,661
Wells Fargo & Co., Series M	4.100%	06/03/26	4,320,000	4,318,046
				84,309,527
Industrials — 22.1%
Becton Dickinson & Co.	3.700%	06/06/27	4,680,000	4,662,306
Cisco Systems, Inc.	4.850%	02/26/29	6,000,000	6,161,179
Home Depot, Inc. (The)	4.750%	06/25/29	4,000,000	4,102,362
Honeywell International, Inc.	2.500%	11/01/26	2,000,000	1,978,396
Johnson Controls International plc	3.900%	02/14/26	4,260,000	4,258,586
Lowe’s Companies, Inc.	2.500%	04/15/26	4,080,000	4,062,361
Norfolk Southern Corp.	2.900%	06/15/26	4,450,000	4,429,823
Parker-Hannifin Corp.	4.250%	09/15/27	4,505,000	4,533,927
Roper Technologies, Inc.	1.400%	09/15/27	1,670,000	1,598,732
Roper Technologies, Inc.	4.250%	09/15/28	2,870,000	2,881,559
Starbucks Corp.	4.850%	02/08/27	4,095,000	4,130,990
Target Corp.	4.350%	06/15/28	1,945,000	1,966,859
Target Corp.	3.375%	04/15/29	3,679,000	3,613,924
T-Mobile U.S., Inc.	2.625%	04/15/26	4,402,000	4,381,524
Union Pacific Corp.	3.950%	09/10/28	5,546,000	5,555,226
Verizon Communications, Inc.	2.100%	03/22/28	4,760,000	4,571,228
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,436,509
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,151,827
				67,477,318

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 62.5%	Coupon	Maturity	Par Value	Value
Utilities — 12.9%
Berkshire Hathaway, Inc.	3.250%	04/15/28	$2,743,000	$2,703,741
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,570,585
Emerson Electric Co.	2.000%	12/21/28	5,690,000	5,399,964
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,228,084
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,655,942
Eversource Energy, Series DD	5.000%	01/01/27	1,750,000	1,765,001
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,424,568
Georgia Power Co., Series 2016-A	3.250%	04/01/26	3,986,000	3,978,102
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	4,185,000	4,143,656
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	2,000,000	1,975,472
Virginia Electric & Power Co., Series A	3.150%	01/15/26	1,080,000	1,078,698
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,571,098
Xcel Energy, Inc.	4.000%	06/15/28	3,000,000	3,000,128
				39,495,039

Total Corporate Bonds (Cost $189,658,185)				$191,281,884

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4%
Federal Home Loan Mortgage Corporation — 7.3%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$73,293	$71,961
FHLMC, Pool #J3-2364	2.500%	11/01/28	291,911	288,292
FHLMC, Pool #WN-5184	4.500%	11/01/29	4,000,000	4,046,837
FHLMC, Series 5607, Class GJ	4.000%	05/15/30	3,066,452	3,045,230
FHLMC, Pool #ZS-7207	3.500%	07/01/30	332,510	330,804
FHLMC, Series 5607, Class GC	4.250%	06/15/31	3,445,000	3,432,047
FHLMC, Pool #G1-8642	3.500%	04/01/32	406,228	402,610
FHLMC, Pool #G1-6330	3.500%	08/01/32	387,212	385,032
FHLMC, Pool #SB-0380	3.500%	02/01/34	462,373	456,847
FHLMC, Pool #SB-1635	2.500%	02/01/35	2,678,525	2,621,197
FHLMC, Series 5050, Class BG	1.000%	01/15/41	1,334,905	1,218,489
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,351,848	1,208,654
FHLMC, Series 4009, Class PA	2.000%	06/15/41	116,519	113,540
FHLMC, Series 4709, Class EA	3.000%	01/15/46	465,104	452,967
FHLMC, Series 5301, Class ED	5.000%	04/01/53	4,130,916	4,174,716
				22,249,223
Federal National Mortgage Association — 9.8%
FNMA, Pool #AT2060	2.500%	04/01/28	243,443	240,314
FNMA, Pool #109745	3.540%	10/01/28	3,919,326	3,883,376
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,022,712
FNMA, Pool #AL9230	3.500%	12/01/29	255,277	254,197
FNMA, Pool #BZ4791	4.320%	09/01/30	1,875,000	1,888,780
FNMA, Pool #FM1536	2.500%	11/01/30	86,673	85,475
FNMA, Pool #BZ5573	4.020%	11/01/30	3,100,000	3,082,307
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	307,602	290,611
FNMA, Pool #FM2287	4.500%	03/01/34	371,376	377,516
FNMA, Pool #FA3509	3.500%	07/01/34	2,549,219	2,533,790
FNMA, Pool #FM2989	3.000%	09/01/34	513,125	503,892
FNMA, Pool #AL7077	4.000%	07/01/35	650,497	647,683
FNMA, Pool #833200	5.500%	09/01/35	140,953	146,701

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4%	Coupon	Maturity	Par Value	Value
FNMA, Pool #CA7891	1.500%	11/01/35	$3,383,097	$3,118,420
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,137,595	1,062,504
FNMA, Pool #MA4330	2.500%	05/01/36	2,454,008	2,330,883
FNMA, Series FM8444	2.000%	06/01/36	1,702,539	1,589,294
FNMA, Pool #FM2293	4.000%	09/01/36	1,219,450	1,212,762
FNMA, Pool #FS6096	2.000%	03/01/37	3,227,211	3,018,222
FNMA, Pool #FM7224	4.500%	11/01/38	530,771	535,536
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,832	12,059
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	9,247	9,165
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,500,425	1,404,107
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,280,933	994,898
				30,245,204
Government National Mortgage Association — 1.3%
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	4,275,629	3,917,724

Total Collateralized Mortgage Obligations (Cost $57,006,756)				$56,412,151

MUNICIPAL BONDS — 1.5%
Hamilton County Industry Hospital Association	3.790%	07/15/28	$425,000	$424,129
Hamilton County Industry Hospital Association	3.900%	07/15/29	390,000	389,089
Houston Texas Utility System Revenue	1.516%	11/15/28	940,000	882,156
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,942,169
Total Municipal Bonds (Cost $4,596,198)				$4,637,543

U.S. GOVERNMENT & AGENCIES — 0.7%
Federal Farm Credit Bank — 0.7%
FFCB (Cost $1,995,632)	4.750%	10/13/27	$2,000,000	$2,040,530

U.S. TREASURY OBLIGATIONS — 15.4%
U.S. Treasury Notes — 15.4%
U.S. Treasury Notes (b)	1.625%	05/15/26	$3,500,000	$3,475,254
U.S. Treasury Notes (b)	2.750%	07/31/27	5,775,000	5,709,806
U.S. Treasury Notes (b)	2.750%	02/15/28	11,950,000	11,769,816
U.S. Treasury Notes (b)	2.375%	05/15/29	12,690,000	12,203,220
U.S. Treasury Notes (b)	1.500%	02/15/30	15,225,000	13,984,400
Total U.S. Treasury Obligations (Cost $46,732,367)				$47,142,496

The accompanying notes are an integral part of these financial statements.

ENHANCED RETURN FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MONEY MARKET FUNDS — 1.5%	Shares	Value
First American Government Obligations Fund - Class Z, 3.63% (c) (Cost $4,634,737)	4,634,737	$4,634,737

Investments at Value — 100.0% (Cost $304,623,875)		$306,149,341

Other Assets in Excess of Liabilities — 0.0% (d)		12,711

Net Assets — 100.0%		$306,162,052

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of December 31, 2025 is $23,141,884.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.
(d)	Percentage rounds to less than 0.1%.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

ENHANCED RETURN FUND	SCHEDULE OF FUTURES CONTRACTS AS OF DECEMBER 31, 2025

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Depreciation
Index Futures
E-Mini S&P 500 Future	883	3/20/2026	$305,166,543	$304,303,875	$(862,668)

The average monthly notional value of futures contracts during the year ended December 31, 2025 was $284,650,252.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 46.1%	Coupon	Maturity	Par Value	Value
Finance — 19.3%
Allstate Corp. (The)	5.250%	03/30/33	$30,000,000	$31,188,810
American Express Co.	5.532%	04/25/30	28,985,000	30,247,171
American Express Co.	6.489%	10/30/31	6,500,000	7,100,523
AON Corp.	3.750%	05/02/29	11,646,000	11,520,485
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,690,900
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	9,017,000	9,572,634
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	16,000,000	15,777,494
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	9,175,263
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,288,358
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	26,956,000	28,380,409
Huntington Bancshares, Inc.	4.443%	08/04/28	7,655,000	7,696,747
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,967,995
Huntington Bancshares, Inc.	2.550%	02/04/30	11,628,000	10,845,738
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	7,660,000	7,723,442
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,813,674
KeyCorp	2.550%	10/01/29	7,755,000	7,322,418
KeyCorp, Series S	5.121%	04/04/31	2,000,000	2,054,028
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	6,000,000	5,416,288
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	15,605,000	16,749,904
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,332,055
Truist Financial Corp.	2.250%	03/11/30	22,716,000	20,819,450
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,766,035
Truist Financial Corp.	5.122%	01/26/34	12,305,000	12,533,691
U.S. Bancorp, Series Y	3.000%	07/30/29	16,755,000	16,134,828
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	12,099,009
U.S. Bancorp, Series AA	5.850%	10/21/33	11,975,000	12,819,764
Wells Fargo & Co., Series M	4.100%	06/03/26	15,315,000	15,308,074
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,258,161
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	2,000,000	1,986,660
				366,590,008
Industrials — 15.0%
Air Products and Chemicals, Inc.	4.850%	02/08/34	14,470,000	14,710,067
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,464,083
Becton Dickinson & Co.	2.823%	05/20/30	14,950,000	14,094,288
Cisco Systems, Inc.	4.850%	02/26/29	3,000,000	3,080,589
Cisco Systems, Inc.	5.050%	02/26/34	23,000,000	23,675,143
CVS Health Corp.	4.300%	03/25/28	19,133,000	19,203,778
Dover Corp.	2.950%	11/04/29	28,965,000	27,682,036
Duke Energy Corp.	2.450%	06/01/30	21,000,000	19,479,743
Honeywell International, Inc.	5.000%	02/15/33	22,000,000	22,632,745
Honeywell International, Inc.	5.000%	03/01/35	11,580,000	11,787,663
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,427,865
Johnson Controls International plc	4.900%	12/01/32	9,870,000	10,047,004
Kroger Co. (The)	2.200%	05/01/30	1,000,000	920,054
Lowes Cos., Inc.	4.500%	04/15/30	5,072,000	5,137,915
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,648,715
Parker-Hannifin Corp.	4.250%	09/15/27	16,331,000	16,435,862
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	9,250,000	9,532,572
Target Corp.	3.375%	04/15/29	2,000,000	1,964,623
Target Corp.	5.000%	04/15/35	7,000,000	7,097,234

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 46.1%	Coupon	Maturity	Par Value	Value
Verizon Communications, Inc.	4.016%	12/03/29	$30,000,000	$29,767,023
Walmart, Inc.	4.900%	04/28/35	9,674,000	9,949,729
Xylem, Inc.	1.950%	01/30/28	5,250,000	5,039,245
Xylem, Inc.	2.250%	01/30/31	10,731,000	9,735,709
				286,513,685
Utilities — 11.8%
Berkshire Hathaway, Inc.	3.700%	07/15/30	12,267,000	12,064,063
Duke Energy Corp.	2.650%	09/01/26	7,575,000	7,510,235
Duke Energy Ohio, Inc.	2.125%	06/01/30	5,108,000	4,681,238
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,976,038
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	19,264,324
Eversource Energy, Series R	1.650%	08/15/30	232,000	204,832
Florida Power & Light Co.	5.100%	04/01/33	36,677,000	38,018,848
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	26,784,952
Georgia Power Co., Series 2025B	4.850%	03/15/31	14,000,000	14,363,964
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,952,380
Interstate Power & Light Co.	2.300%	06/01/30	9,379,000	8,608,939
Interstate Power & Light Co.	5.700%	10/15/33	625,000	656,599
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	7,558,000	7,465,310
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,752,713
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,807,000	1,798,763
Virginia Electric & Power Co., Series C	5.300%	08/15/33	3,631,000	3,768,560
Xcel Energy, Inc.	4.000%	06/15/28	18,857,000	18,857,803
Xcel Energy, Inc.	3.400%	06/01/30	19,340,000	18,593,007
				224,322,568

Total Corporate Bonds (Cost $883,882,924)				$877,426,261

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.9%
Federal Home Loan Mortgage Corporation — 9.0%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$137,425	$134,927
FHLMC, Pool #ZA-3721	3.000%	06/01/29	1,822,778	1,802,832
FHLMC, Pool #ZK-6713	3.000%	06/01/29	1,042,637	1,031,078
FHLMC, Pool #C0-1005	8.000%	06/01/30	322	343
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,500,941	1,459,326
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,285,507	1,274,058
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,861,571	1,847,403
FHLMC, Pool #G1-8667	3.500%	11/01/32	816,801	808,851
FHLMC, Series 4151, Class PA	2.000%	01/15/33	828,778	790,154
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	6.473%	04/01/33	6,844	6,954
FHLMC, Pool #G0-8068	5.500%	07/01/35	398,099	414,874
FHLMC, Pool #G0-1880	5.000%	08/01/35	16,071	16,449
FHLMC, Pool #G0-6616	4.500%	12/01/35	177,385	178,908
FHLMC, Pool #G3-0933	4.000%	01/01/36	7,336,076	7,306,754
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	394,001	403,389
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,314,228	1,299,953
FHLMC, Series 4887, Class A	3.250%	09/15/38	360,440	349,785
FHLMC, Pool #SC-0066	4.500%	01/01/39	4,285,028	4,313,687
FHLMC, Series 4287, Class AB	3.500%	07/15/39	61,619	60,359
FHLMC, Pool #G0-1880	4.500%	10/01/39	45,172	45,414
FHLMC, Pool #A8-9335	5.000%	10/01/39	103,073	105,573

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.9%	Coupon	Maturity	Par Value	Value
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	$269,352	$275,072
FHLMC, Pool #SC-0047	3.000%	01/01/40	17,194,742	16,246,111
FHLMC, Series 3946, Class LN	3.500%	04/15/41	175,415	173,657
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	180,150	178,911
FHLMC, Pool #RB-5125	2.000%	09/01/41	10,414,684	9,129,109
FHLMC, Pool #SC-0384	2.000%	04/01/42	16,156,441	14,202,466
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	1,161	1,186
FHLMC, Pool #ZS-9278	2.000%	05/01/42	26,401,427	23,109,496
FHLMC, Series 4087, Class PT	3.000%	07/15/42	266,574	252,985
FHLMC, Series 4180, Class ME	2.500%	10/15/42	542,394	521,394
FHLMC, Series 4161, Class QA	3.000%	02/15/43	63,561	61,072
FHLMC, Series 4471, GA	3.000%	02/15/44	7,463,840	7,189,464
FHLMC, Series 4517, Class PC	2.500%	05/15/44	368,249	356,474
FHLMC, Series 4689, Class DA	3.000%	07/15/44	258,177	255,547
FHLMC, Series 4567, Class LA	3.000%	08/15/45	78,811	75,441
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,222,642	1,162,857
FHLMC, Series 4709, Class EA	3.000%	01/15/46	548,822	534,501
FHLMC, Pool #SD-1069	3.500%	06/01/49	4,647,445	4,382,149
FHLMC, Series 4906, Class DE	2.500%	09/25/49	2,842,593	2,558,108
FHLMC, Pool #SD-0695	4.000%	12/01/49	402,227	390,197
FHLMC, Pool #SD-2170	3.000%	07/01/51	19,271,484	17,310,597
FHLMC, Pool #SD-7544	3.000%	07/01/51	7,074,697	6,387,112
FHLMC, Pool #SD-7556	3.000%	08/01/52	37,260,950	33,429,678
FHLMC, Series 5301, Class ED	5.000%	04/01/53	8,649,779	8,741,493
				170,576,148
Federal National Mortgage Association — 17.0%
FNMA, Pool #AN8842	3.320%	04/01/28	9,260,000	9,128,380
FNMA, Pool #AN9848	3.740%	07/01/28	8,938,000	8,884,130
FNMA, Pool #BL0752	3.650%	01/01/29	5,000,000	4,961,350
FNMA, Pool #BL2935	3.150%	06/01/29	8,000,000	7,787,780
FNMA, Pool #AN9848	3.000%	01/01/30	33,651	33,222
FNMA, Pool #MA0384	5.000%	04/01/30	151,595	153,918
FNMA, Pool #AL6923	3.000%	05/01/30	2,040,162	2,014,824
FNMA, Pool #AS5794	3.000%	09/01/30	491,757	484,604
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,066,960	1,041,098
FNMA, Pool #AL9309	3.500%	10/01/31	361,887	359,455
FNMA, Pool #MA1107	3.500%	07/01/32	175,162	173,023
FNMA, Pool #MA1237	3.000%	11/01/32	116,418	113,498
FNMA, Pool #725027	5.000%	11/01/33	84,610	86,290
FNMA, Pool #FM5394	3.000%	03/01/34	2,936,116	2,859,755
FNMA, Pool #FM3388	4.000%	03/01/34	60,347	60,394
FNMA, Pool #725704	6.000%	08/01/34	34,984	36,577
FNMA, Pool #FM5050	2.500%	02/01/35	515,784	505,411
FNMA, Pool #AL7077	4.000%	07/01/35	1,293,643	1,288,048
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	11,712	12,065
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	57,440,000	44,234,729
FNMA, Pool #BM1971	3.500%	12/01/35	796,012	783,059
FNMA, Pool #888223	5.500%	01/01/36	122,293	127,287
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	109,438	108,637
FNMA, Pool #995112	5.500%	07/01/36	131,038	136,209
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	901	888

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.9%	Coupon	Maturity	Par Value	Value
FNMA, Pool #FM2293	4.000%	09/01/36	$175,085	$174,125
FNMA, Pool #MA2773	3.000%	10/01/36	3,153,229	3,018,234
FNMA, Pool #AL9623	4.000%	12/01/36	1,099,259	1,093,760
FNMA, Pool #889050	6.000%	05/01/37	65,990	69,643
FNMA, Pool #MA3186	4.000%	11/01/37	4,013,493	3,975,548
FNMA, Pool #MA3337	4.000%	04/01/38	1,460,744	1,442,677
FNMA, Pool #AA4392	4.000%	04/01/39	288,864	283,279
FNMA, Pool #FM9469	4.000%	08/01/39	4,623,440	4,573,048
FNMA, Pool #CB0114	2.500%	04/01/41	13,434,964	12,195,157
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	66,248	66,135
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,832	12,059
FNMA, Pool #FS9716	2.000%	08/01/42	37,147,920	32,585,626
FNMA, Pool #FS9718	2.000%	08/01/42	13,287,098	11,646,956
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	270,229	255,496
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	20,529	20,347
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	730,237	715,364
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	170,766	163,847
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	110,302	109,442
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	98,241	97,005
FNMA, Pool #AU7025	3.000%	11/01/43	8,221,461	7,559,400
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	498,893	482,332
FNMA, Series 2016-79, Class L	2.500%	10/25/44	684,475	657,908
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,134,429	1,080,567
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,372,619	1,311,805
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	81,349	77,133
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,269,434	1,257,619
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	576,385	550,858
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,032,161	989,085
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	130,184	121,861
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	627,818	629,578
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,644,510	1,611,414
FNMA, Pool #BE5067	3.500%	11/01/46	10,576,992	9,978,521
FNMA, Pool #BM5003	4.000%	03/01/47	925,643	900,138
FNMA, Pool #FM-4929	3.500%	03/01/48	3,788,137	3,571,894
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	6,375,549	6,323,529
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,335,787	1,211,427
FNMA, Pool #BM5003	3.500%	08/01/49	314,144	295,030
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	95,160	85,326
FNMA, Pool #FS4218	4.000%	10/01/49	7,700,067	7,510,204
FNMA, Pool #CA4860	3.000%	12/01/49	23,141,830	20,836,924
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	5,704,156	4,430,404
FNMA, Pool #FM9631	3.000%	11/01/51	6,686,827	6,007,555
FNMA, Pool #FS3678	3.000%	12/01/51	10,739,877	9,694,372
FNMA, Pool #CB3051	3.000%	03/01/52	5,870,956	5,292,857
FNMA, Pool #FS4520	3.000%	04/01/52	28,949,337	26,082,002
FNMA, Pool #FS4608	3.000%	05/01/52	8,270,916	7,450,904
FNMA, Pool #FS7972	3.000%	05/01/52	10,452,345	9,413,839
FNMA, Pool #FS2724	3.000%	07/01/52	12,678,346	11,344,137
FNMA, Pool #FS8070	3.000%	07/01/52	9,906,203	8,891,957
FNMA, Series FS8767	3.500%	08/01/52	10,476,543	9,820,870
				323,343,829

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.9%	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 0.9%
GNMA, Pool #780420X	7.500%	08/01/26	$18	$18
GNMA, Pool #002658M	6.500%	10/01/28	2,057	2,103
GNMA, Pool #002945M	7.500%	07/01/30	264	273
GNMA, Pool #004187M	5.500%	07/01/38	6,399	6,677
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	18,974,383	16,390,948
				16,400,019

Total Collateralized Mortgage Obligations (Cost $514,601,158)				$510,319,996

MUNICIPAL BONDS — 0.8%
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$1,835,000	$1,813,976
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	5,000,000	4,656,689
Sycamore Ohio Community SD Taxable School Improvement, Series 2010	5.850%	12/01/28	510,000	538,795
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	8,373,074	8,616,744
Total Municipal Bonds (Cost $15,733,151)				$15,626,204

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Bonds — 19.3%
U.S. Treasury Bonds	4.250%	05/15/39	$106,000,000	$103,896,563
U.S. Treasury Bonds	2.250%	05/15/41	132,000,000	97,205,625
U.S. Treasury Bonds	3.125%	08/15/44	100,000,000	79,265,625
U.S. Treasury Bonds	3.000%	11/15/44	85,000,000	65,835,156
U.S. Treasury Bonds	2.500%	05/15/46	30,000,000	20,835,937
				367,038,906
U.S. Treasury Notes — 5.4%
U.S. Treasury Notes	4.125%	11/15/32	33,000,000	33,391,875
U.S. Treasury Notes	4.000%	02/15/34	70,000,000	69,825,000
				103,216,875

Total U.S. Treasury Obligations (Cost $482,103,109)				$470,255,781

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL CORE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

PREFERRED STOCKS — 0.5%	Shares	Value
Financials — 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)	354,596	$9,176,944

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class Z, 3.63% (b) (Cost $4,219,764)	4,219,764	$4,219,764

Investments at Value — 99.2% (Cost $1,909,237,213)		$1,887,024,950

Other Assets in Excess of Liabilities — 0.8%		15,279,830

Net Assets — 100.0%		$1,902,304,780

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOR

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 50.6%	Coupon	Maturity	Par Value	Value
Finance — 21.8%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,039,627
American Express Co.	5.043%	07/26/28	1,250,000	1,270,733
American Express Co.	5.532%	04/25/30	3,630,000	3,788,071
AON Corp.	3.750%	05/02/29	615,000	608,372
Bank of America Corp.	5.202%	04/25/29	4,925,000	5,044,928
Bank of New York Mellon Corp. (The)	5.060%	07/22/32	2,500,000	2,590,609
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	2,690,000	2,652,591
Chubb INA Holdings, Inc.	1.375%	09/15/30	2,500,000	2,202,991
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,702,857
Essex Portfolio, L.P.	3.000%	01/15/30	2,690,000	2,553,430
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,824,000	4,026,068
Huntington Bancshares, Inc.	6.208%	08/21/29	3,300,000	3,460,913
KeyCorp	2.250%	04/06/27	2,000,000	1,954,777
Marsh & McLennan Cos., Inc.	4.550%	11/08/27	750,000	759,204
Morgan Stanley	3.591%	07/22/28	3,600,000	3,575,310
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,059,207
Prologis, Inc.	4.750%	01/15/31	1,000,000	1,022,224
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,183,834
Truist Financial Corp.	2.250%	03/11/30	5,760,000	5,279,100
U.S. Bancorp, Series CC	5.384%	01/23/30	5,165,000	5,347,691
Wells Fargo & Co., Series Q	3.196%	06/17/27	5,185,000	5,163,445
				60,285,982
Industrials — 18.7%
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,984,877
Burlington Northern Santa Fe, LLC	6.750%	03/15/29	3,025,000	3,262,405
Cisco Systems, Inc.	4.850%	02/26/29	3,830,000	3,932,886
Cisco Systems, Inc.	5.050%	02/26/34	750,000	772,016
Costco Wholesale Corp.	1.600%	04/20/30	500,000	452,898
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,211,838
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,345,812
Dover Corp.	2.950%	11/04/29	2,785,000	2,661,642
Emerson Electric Co.	2.200%	12/21/31	1,500,000	1,338,798
Home Depot, Inc. (The)	2.950%	06/15/29	2,500,000	2,419,661
Honeywell International, Inc.	4.875%	09/01/29	5,200,000	5,343,663
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,281,242
Lowe’s Cos. Inc.	3.100%	05/03/27	500,000	494,525
McDonald’s Corp.	4.400%	02/12/31	3,825,000	3,853,724
Norfolk Southern Corp.	2.900%	06/15/26	2,190,000	2,180,070
Parker-Hannifin Corp.	4.250%	09/15/27	3,000,000	3,019,263
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	2,830,000	2,916,452
Roper Technologies, Inc.	1.400%	09/15/27	1,000,000	957,325
Target Corp.	2.350%	02/15/30	2,500,000	2,340,177
Target Corp.	5.000%	04/15/35	750,000	760,418
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,978,593
Xylem, Inc.	2.250%	01/30/31	500,000	453,625
				51,961,910

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 50.6%	Coupon	Maturity	Par Value	Value
Utilities — 10.1%
Duke Energy Corp.	2.650%	09/01/26	$4,750,000	$4,709,388
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	3,035,623
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,212,077
Florida Power & Light Co.	5.100%	04/01/33	4,880,000	5,058,537
Georgia Power Co., Series 2023 A	4.650%	05/16/28	4,000,000	4,063,570
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,365,575
Interstate Power & Light Co.	2.300%	06/01/30	747,000	685,668
Interstate Power & Light Co.	5.700%	10/15/33	1,500,000	1,575,837
National Rural Utilities Cooperative Finance Corp. (The)	1.650%	06/15/31	1,000,000	869,938
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,250,000	2,231,997
Xcel Energy, Inc.	4.000%	06/15/28	1,000,000	1,000,043
Xcel Energy, Inc.	3.400%	06/01/30	1,290,000	1,240,175
				28,048,428

Total Corporate Bonds (Cost $138,382,236)				$140,296,320

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
Federal Home Loan Mortgage Corporation — 3.4%
FHLMC, Pool #G1-8642	3.500%	04/01/32	$290,163	$287,579
FHLMC, Series 4151, Class PA	2.000%	01/15/33	473,397	451,335
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,313,294	1,272,823
FHLMC, Pool #G0-8068	5.500%	07/01/35	51,133	53,288
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,283,996	2,157,988
FHLMC, Series 3946, Class LN	3.500%	04/15/41	99,956	98,954
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	221	226
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,122,235	1,978,847
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,161,049	3,194,566
				9,495,606
Federal National Mortgage Association — 4.3%
FNMA, Pool #MA0384	5.000%	04/01/30	31,999	32,489
FNMA, Pool #MA1237	3.000%	11/01/32	498,537	486,034
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	101,621	100,878
FNMA, Pool #FS0140	4.000%	11/01/37	2,413,015	2,395,625
FNMA, Pool #AA4392	4.000%	04/01/39	57,485	56,374
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	80,671	79,839
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.155%	12/01/41	11,832	12,059
FNMA, Pool #FS9716	2.000%	08/01/42	4,086,667	3,584,766
FNMA, Pool #FS9718	2.000%	08/01/42	4,799,697	4,207,229
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	215,821	204,054
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	412,232	396,036
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.071%	12/01/44	79,834	81,995
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	321,065	305,821
				11,943,199
Government National Mortgage Association — 1.1%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,153,932	2,019,760
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	1,049,858	961,976
				2,981,736

Total Collateralized Mortgage Obligations (Cost $24,701,258)				$24,420,541

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 1.2%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$2,000,000	$2,007,348
Pennsylvania Economic Development Financing Authority Revenue, Series 2025	4.793%	06/01/30	1,175,000	1,206,561
Total Municipal Bonds (Cost $3,186,493)				$3,213,909

U.S. GOVERNMENT & AGENCIES — 3.0%
Federal Home Loan Bank — 3.0%
FHLB (Cost $8,293,130)	4.750%	12/10/32	$8,000,000	$8,324,262

U.S. TREASURY OBLIGATIONS — 34.9%
U.S. Treasury Notes — 34.9%
U.S. Treasury Notes	3.750%	04/30/27	$200,000	$200,625
U.S. Treasury Notes	4.625%	04/30/29	1,395,000	1,440,337
U.S. Treasury Notes	4.125%	11/30/29	1,950,000	1,983,820
U.S. Treasury Notes	3.500%	01/31/30	11,050,000	10,987,844
U.S. Treasury Notes	1.500%	02/15/30	4,320,000	3,967,987
U.S. Treasury Notes	4.000%	02/28/30	9,500,000	9,621,719
U.S. Treasury Notes	3.875%	09/30/30	10,295,000	10,269,263
U.S. Treasury Notes	0.875%	11/15/30	13,800,000	12,064,219
U.S. Treasury Notes	2.875%	05/15/32	15,050,000	14,194,031
U.S. Treasury Notes	2.750%	08/15/32	13,770,000	12,840,525
U.S. Treasury Notes	4.000%	02/15/34	13,000,000	12,967,500
U.S. Treasury Notes	4.375%	05/15/34	5,250,000	5,369,766
U.S. Treasury Notes	4.250%	08/15/35	1,000,000	1,007,969
Total U.S. Treasury Obligations (Cost $95,608,846)				$96,915,605

PREFERRED STOCKS — 0.6%	Shares	Value
Financials — 0.6%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,549,953

MONEY MARKET FUNDS — 0.0% (b)
First American Government Obligations Fund - Class Z, 3.63% (c) (Cost $121,391)	121,391	$121,391

Investments at Value — 99.1% (Cost $271,739,385)		$274,841,981

Other Assets in Excess of Liabilities — 0.9%		2,550,063

Net Assets — 100.0%		$277,392,044

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 63.3%	Coupon	Maturity	Par Value	Value
Finance — 29.6%
Allstate Corp.	3.280%	12/15/26	$1,545,000	$1,536,442
American Express Co.	1.650%	11/04/26	1,650,000	1,620,017
American Express Co.	2.550%	03/04/27	1,000,000	985,793
Aon North America, Inc.	5.125%	03/01/27	1,810,000	1,832,728
Aon North America, Inc.	5.150%	03/01/29	800,000	823,375
Bank of America Corp.	5.202%	04/25/29	3,100,000	3,175,488
Enterprise Products Operating, LLC	5.050%	01/10/26	600,000	600,011
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,762,801
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	2,765,000	2,911,108
Huntington Bancshares, Inc.	6.208%	08/21/29	3,025,000	3,172,504
JPMorgan Chase & Co.	3.540%	05/01/28	3,810,000	3,788,730
KeyCorp	2.250%	04/06/27	2,687,000	2,626,244
Morgan Stanley	3.591%	07/22/28	3,070,000	3,048,945
MPLX, L.P.	1.750%	03/01/26	3,820,000	3,804,900
NNN REIT, Inc.	3.600%	12/15/26	1,032,000	1,027,963
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	1,525,000	1,555,097
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,640,000	1,642,230
Truist Financial Corp.	4.590%	09/17/29	1,420,000	1,427,599
Truist Financial Corp.	2.250%	03/11/30	2,275,000	2,085,061
U.S. Bancorp, Series MTN	3.100%	04/27/26	3,540,000	3,528,551
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,213,546
				48,169,133
Industrials — 21.7%
Becton Dickinson & Co.	3.700%	06/06/27	3,137,000	3,125,140
Cisco Systems, Inc.	4.800%	02/26/27	3,525,000	3,564,167
Enterprise Products Operating, LLC	4.150%	10/16/28	2,630,000	2,646,816
Johnson Controls International plc	3.900%	02/14/26	3,725,000	3,723,763
Parker-Hannifin Corp.	3.250%	03/01/27	2,235,000	2,219,274
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	644,109
Roper Technologies, Inc.	1.400%	09/15/27	2,880,000	2,757,095
Starbucks Corp.	4.850%	02/08/27	3,375,000	3,404,662
Target Corp.	3.375%	04/15/29	2,870,000	2,819,234
T-Mobile USA, Inc.	2.250%	02/15/26	2,000,000	1,994,812
T-Mobile USA, Inc.	3.750%	04/15/27	1,000,000	996,793
Union Pacific Corp.	3.950%	09/10/28	1,200,000	1,201,996
Verizon Communications, Inc.	2.100%	03/22/28	3,810,000	3,658,903
Xylem, Inc.	3.250%	11/01/26	1,156,000	1,149,813
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,480,098
				35,386,675
Utilities — 12.0%
Duke Energy Corp.	3.150%	08/15/27	2,266,000	2,239,938
Emerson Electric Co.	2.000%	12/21/28	3,175,000	3,013,161
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,950,768
Eversource Energy, Series DD	5.000%	01/01/27	1,785,000	1,800,301
Florida Power & Light Co.	4.400%	05/15/28	3,690,000	3,736,077
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,525,000	3,490,176
Virginia Electric & Power Co., Series B	2.950%	11/15/26	1,805,000	1,790,558

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 63.3%	Coupon	Maturity	Par Value	Value
Virginia Electric & Power Co., Series A	3.500%	03/15/27	$1,000,000	$995,441
Xcel Energy, Inc.	4.000%	06/15/28	500,000	500,021
				19,516,441

Total Corporate Bonds (Cost $101,974,870)				$103,072,249

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.0%
Federal Home Loan Mortgage Corporation — 8.2%
FHLMC, Pool #SB-0037	2.500%	12/01/27	$93,155	$92,152
FHLMC, Pool #WN-5031	3.810%	07/01/29	2,000,000	1,988,227
FHLMC, Series 5607, Class GJ	4.000%	05/15/30	1,736,664	1,724,645
FHLMC, Series 5607, Class GC	4.250%	06/15/31	1,745,000	1,738,439
FHLMC, Pool #G1-5973	3.000%	07/01/31	400,115	394,242
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,676,734	1,630,245
FHLMC, Pool #G1-8642	3.500%	04/01/32	544,442	539,593
FHLMC, Pool #ZT-1964	3.500%	06/01/32	460,284	456,781
FHLMC, Pool #G1-6330	3.500%	08/01/32	409,338	407,034
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,473,069	1,357,692
FHLMC, Pool #ZS-9286	4.500%	04/01/35	504,929	510,599
FHLMC, Series 5050, Class BG	1.000%	01/15/41	577,256	526,914
FHLMC, Series 4125, Class KP	2.500%	05/15/41	221,982	216,912
FHLMC, Series 4009, Class PA	2.000%	06/15/41	33,661	32,801
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	207	211
FHLMC, Series 5301, Class ED	5.000%	04/01/53	1,796,050	1,815,094
				13,431,581
Federal National Mortgage Association — 12.8%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	182,188	177,887
FNMA, Pool #AL9230	3.500%	12/01/29	153,166	152,518
FNMA, Pool #MA0384	5.000%	04/01/30	79,997	81,223
FNMA, Pool #BZ4791	4.320%	09/01/30	1,000,000	1,007,349
FNMA, Pool #BZ5573	4.020%	11/01/30	1,500,000	1,491,439
FNMA, Pool #FM1926	3.000%	09/01/32	398,955	393,245
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	307,602	290,611
FNMA, Pool #FM2287	4.500%	03/01/34	493,287	501,442
FNMA, Pool #FA3509	3.500%	07/01/34	2,907,854	2,890,255
FNMA, Series 2020 B	4.500%	07/01/34	599,101	604,755
FNMA, Pool #FM2989	3.000%	09/01/34	446,196	438,167
FNMA, Pool #AL7077	4.000%	07/01/35	323,572	322,173
FNMA, Pool #FM4481	1.500%	10/01/35	3,732,452	3,409,604
FNMA, Pool #CA7891	1.500%	11/01/35	782,131	720,941
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	929,191	867,856
FNMA, Pool #MA4330	2.500%	05/01/36	1,963,207	1,864,707
FNMA, Pool #FS6096	2.000%	03/01/37	2,601,197	2,432,748
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	13,686	13,565
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.071%	12/01/44	77,725	79,829
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.407%	02/01/46	48,050	49,500
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	3,922,858	3,046,874
				20,836,688

Total Collateralized Mortgage Obligations (Cost $35,439,646)				$34,268,269

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL SHORT DURATION BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 2.8%	Coupon	Maturity	Par Value	Value
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.238%	06/01/27	$465,000	$468,237
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.169%	06/01/28	725,000	731,626
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,000,000	988,543
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	365,000	366,982
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,472,352
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	544,464
Total Municipal Bonds (Cost $4,543,684)				$4,572,204

U.S. TREASURY OBLIGATIONS — 13.5%
U.S. Treasury Notes — 13.5%
U.S. Treasury Notes	2.250%	08/15/27	$1,100,000	$1,078,602
U.S. Treasury Notes	2.750%	02/15/28	1,500,000	1,477,383
U.S. Treasury Notes	2.875%	05/15/28	1,220,000	1,202,653
U.S. Treasury Notes	3.125%	11/15/28	3,110,000	3,075,012
U.S. Treasury Notes	2.625%	02/15/29	5,800,000	5,639,141
U.S. Treasury Notes	2.375%	05/15/29	8,300,000	7,981,617
U.S. Treasury Notes	1.500%	02/15/30	1,750,000	1,607,402
Total U.S. Treasury Obligations (Cost $21,720,675)				$22,061,810

MONEY MARKET FUNDS — 0.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.63% (b) (Cost $137,686)	137,686	$137,686

Investments at Value — 100.7% (Cost $163,816,561)		$164,112,218

Liabilities in Excess of Other Assets — (0.7%)		(1,161,062)

Net Assets — 100.0%		$162,951,156

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

plc - Public Limited Company

RFUCCT - Refinitiv USD IBOR Cash Fallbacks

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 61.6%	Coupon	Maturity	Par Value	Value
Finance — 24.5%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$311,888
American Express Co.	5.532%	04/25/30	675,000	704,393
Bank of America Corp.	5.202%	04/25/29	685,000	701,680
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	735,000	724,778
Essex Portfolio, L.P.	3.000%	01/15/30	775,000	735,654
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	660,000	694,876
Huntington Bancshares, Inc.	2.550%	02/04/30	750,000	699,544
Iron Mountain, Inc., 144A	5.250%	03/15/28	240,000	239,722
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	781,419
Keycorp	6.401%	03/06/35	450,000	488,747
Morgan Stanley	3.591%	07/22/28	945,000	938,519
MSCI, Inc., 144A	4.000%	11/15/29	485,000	475,145
National Retail Properties, Inc.	4.300%	10/15/28	710,000	714,199
PNC Financial Services Group, Inc. (The)	4.899%	05/13/31	630,000	645,020
Prologis, Inc.	5.125%	01/15/34	730,000	749,741
SBA Communications Corp.	3.125%	02/01/29	550,000	525,640
Truist Financial Corp.	2.250%	03/11/30	1,070,000	980,666
U.S. Bancorp, Series BB	4.967%	07/22/33	965,000	974,180
Wells Fargo & Co., Series O	4.300%	07/22/27	755,000	758,146
				12,843,957
Industrials — 28.3%
ADT, Inc., 144A	4.125%	08/01/29	265,000	258,643
Allison Transmission, Inc., 144A	4.750%	10/01/27	245,000	244,722
Ball Corp.	6.000%	06/15/29	260,000	267,545
Becton Dickinson & Co.	3.700%	06/06/27	220,000	219,168
Becton Dickinson & Co.	2.823%	05/20/30	330,000	311,111
Bellring Brands, Inc., 144A	7.000%	03/15/30	515,000	532,596
Cisco Systems, Inc.	5.050%	02/26/34	1,000,000	1,029,354
CVS Health Corp.	4.300%	03/25/28	615,000	617,275
Dover Corp.	2.950%	11/04/29	545,000	520,860
Duke Energy Corp.	2.450%	06/01/30	785,000	728,171
Element Solutions, Inc., 144A	3.875%	09/01/28	260,000	254,359
ESAB Corp., 144A	6.250%	04/15/29	225,000	231,591
HCA Healthcare, Inc.	5.600%	04/01/34	470,000	490,282
Hologic, Inc., 144A	3.250%	02/15/29	390,000	384,382
Home Depot, Inc. (The)	4.750%	06/25/29	450,000	461,516
Honeywell International, Inc.	5.000%	02/15/33	200,000	205,752
Honeywell International, Inc.	5.000%	03/01/35	810,000	824,526
Johnson Controls International plc	3.900%	02/14/26	100,000	99,967
Kroger Co.	1.700%	01/15/31	590,000	519,695
Mattel, Inc., 144A	3.750%	04/01/29	255,000	248,736
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	960,000	989,326
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	409,627
Roper Technologies, Inc.	1.750%	02/15/31	860,000	754,735
Sealed Air Corp., 144A	6.500%	07/15/32	235,000	243,578
SS&C Technologies, Inc., 144A	5.500%	09/30/27	245,000	245,214
Target Corp.	5.000%	04/15/35	1,035,000	1,049,377
T-Mobile U.S., Inc.	2.625%	02/15/29	540,000	515,924
TransDigm, Inc., 144A	6.375%	03/01/29	235,000	242,621
Twilio, Inc.	3.625%	03/15/29	255,000	246,975

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

CORPORATE BONDS — 61.6%	Coupon	Maturity	Par Value	Value
United Rentals North America, Inc.	4.875%	01/15/28	$475,000	$475,375
Verizon Communications, Inc.	2.100%	03/22/28	500,000	480,171
Walmart, Inc.	4.900%	04/28/35	485,000	498,824
Yum! Brands, Inc., 144A	4.750%	01/15/30	230,000	230,503
				14,832,501
Utilities — 8.8%
Berkshire Hathaway, Inc.	3.700%	07/15/30	300,000	295,037
Eversource Energy, Series BB	5.125%	05/15/33	715,000	722,196
Florida Power & Light Co.	5.100%	04/01/33	925,000	958,842
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	218,917
Interstate Power & Light Co.	4.100%	09/26/28	705,000	704,576
MPLX, L.P.	5.500%	06/01/34	470,000	479,861
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	500,000	495,060
Xcel Energy, Inc.	3.400%	06/01/30	750,000	721,032
				4,595,521

Total Corporate Bonds (Cost $31,634,462)				$32,271,979

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.5%
Federal Home Loan Mortgage Corporation — 8.2%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$238,654	$237,101
FHLMC, Pool #ZS-9278	2.000%	05/01/42	1,269,987	1,111,636
FHLMC, Series 4709, Class EA	3.000%	01/15/46	472,259	459,936
FHLMC, Series 5220, Class KC	3.500%	01/25/46	232,566	227,410
FHLMC, Pool #SD-0695	4.000%	12/01/49	930,320	902,498
FHLMC, Pool #QC-6512	2.500%	09/01/51	659,372	568,099
FHLMC, Series 5189, Class PG	2.500%	09/25/51	234,485	218,642
FHLMC, Pool #SD-0767	3.000%	11/01/51	368,001	331,578
FHLMC, Series 5301, Class ED	5.000%	04/01/53	251,447	254,113
				4,311,013
Federal National Mortgage Association — 17.4%
FNMA, Pool #MA1222	4.000%	10/01/32	213,147	212,943
FNMA, Pool #AL5491	4.000%	06/01/34	204,823	204,179
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	770,103
FNMA, Series 2025-52, Class HV	3.500%	10/25/36	498,944	479,247
FNMA, Pool #MA3071	4.000%	07/01/37	275,238	272,783
FNMA, Pool #FM9469	4.000%	08/01/39	167,079	165,258
FNMA, Pool #FS9716	2.000%	08/01/42	1,190,247	1,044,068
FNMA, Pool #AU7025	3.000%	11/01/43	296,404	272,535
FNMA, Pool #MA2895	3.000%	02/01/47	357,564	324,619
FNMA, Pool #CA2479	4.500%	10/01/48	776,832	773,659
FNMA, Pool #FS4218	4.000%	10/01/49	779,574	760,352
FNMA, Pool #FS8716	3.500%	08/01/50	1,245,836	1,174,719
FNMA, Pool #CB0734	3.000%	06/01/51	494,567	444,940
FNMA, Pool #FA0053	4.000%	08/01/51	981,132	944,911
FNMA, Pool #FS1074	3.000%	03/01/52	725,697	654,239
FNMA, Pool #FS4520	3.000%	04/01/52	359,980	324,325
FNMA, Pool #FS4608	3.000%	05/01/52	312,261	281,302
				9,104,182

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.5%	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 0.9%
GNMA, Pool #MA7852M	2.000%	02/20/37	$500,020	$468,873

Total Collateralized Mortgage Obligations (Cost $13,664,978)				$13,884,068

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds — 7.5%
U.S. Treasury Bonds	4.250%	05/15/39	$190,000	$186,230
U.S. Treasury Bonds	2.250%	05/15/41	1,300,000	957,328
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	965,511
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	850,688
U.S. Treasury Bonds	2.750%	08/15/47	300,000	214,594
U.S. Treasury Bonds	2.000%	02/15/50	260,000	152,709
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	588,414
				3,915,474
U.S. Treasury Notes — 3.2%
U.S. Treasury Notes (b)	1.625%	05/15/26	180,000	178,727
U.S. Treasury Notes	2.750%	07/31/27	60,000	59,323
U.S. Treasury Notes	2.875%	05/15/32	1,390,000	1,310,944
U.S. Treasury Notes	4.625%	02/15/35	150,000	155,812
				1,704,806

Total U.S. Treasury Obligations (Cost $6,118,547)				$5,620,280

PREFERRED STOCKS — 0.3%	Shares	Value
Financials — 0.3%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)	6,500	$168,220

MONEY MARKET FUNDS — 0.0% (c)
First American Government Obligations Fund - Class Z, 3.63% (d) (Cost $23,468)	23,468	$23,468

Investments at Value — 99.1% (Cost $51,611,841)		$51,968,015

Other Assets in Excess of Liabilities — 0.9%		472,176

Net Assets — 100.0%		$52,440,191

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of December 31, 2025 is $178,739.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2025.

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $4,241,439 as of December 31, 2025, representing 8.1% of net assets.

plc - Public Limited Company

SOFR - Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

CORE PLUS BOND FUND	SCHEDULE OF FUTURES CONTRACTS AS OF DECEMBER 31, 2025

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Depreciation
Treasury Futures
U.S. Treasury Long Bond Future	20	3/20/2026	$2,323,208	$2,311,875	$(11,333)
Ultra 10-Year U.S. Treasury Note Future	10	3/20/2026	1,150,647	1,150,156	(491)
Ultra U.S. Treasury Bond Futures	7	3/20/2026	836,788	826,000	(10,788)
Total Futures Contracts			$4,310,643	$4,288,031	$(22,612)

The average monthly notional value of futures contracts during the year ended December 31, 2025 was $4,004,430.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 98.4%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City — 0.7%
Fairfield Ohio Bond Anticipation Notes Various Purpose	4.000%	04/14/26	$688,000	$689,824
Lakewood Ohio Anticipation Notes Various Purpose Improvement	4.000%	04/09/26	500,000	500,956
				1,190,780
General Obligation - City — 7.5%
Akron Ohio Various Purpose	5.000%	12/01/40	315,000	340,026
Akron Ohio Various Purpose, Series 2024	4.250%	12/01/44	1,000,000	969,837
Akron Ohio Various Purpose	4.375%	12/01/45	560,000	550,702
Cincinnati Ohio Various Purpose Improvement, Series B	4.000%	12/01/44	920,000	892,182
Columbus Ohio Various Purpose, Series A	5.000%	10/01/43	500,000	550,960
Dayton Ohio Refunding and Improvement, Series 2024	5.000%	12/01/41	1,005,000	1,092,159
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	2,000,000	1,932,391
Jefferson Township Ohio Fire Facilities	4.500%	12/01/44	420,000	435,125
Kirtland Ohio Various Purpose Notes	5.000%	04/15/26	1,500,000	1,509,728
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	507,227
Pearland Texas Certificates Obligation, Series B	5.250%	09/01/50	500,000	531,284
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/49	1,250,000	1,195,352
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/50	1,510,000	1,449,344
Seven Hills Ohio Bond Anticipation Notes Various Purpose, Series 2025	4.125%	04/02/26	465,000	466,234
White Settlement Texas Refunding, Series 2025	5.000%	02/15/34	1,000,000	1,151,385
				13,573,936
General Obligation - County — 0.6%
Hamilton County Ohio GO	5.000%	12/01/44	995,000	1,068,364

General Obligation - State — 0.3%
Ohio State Common Schools, Series 2025-A	5.000%	06/15/42	500,000	556,598

Higher Education — 21.5%
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,685,528
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,279,153
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University, Series 2016	5.000%	09/01/26	580,000	585,487
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	519,007
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	965,059
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,167,465
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	979,105
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	2,944,972
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,209,222
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,724,357
Ohio Higher Education Facilities Revenue - Denison University, Series 2021-A	5.000%	11/01/53	5,000,000	5,124,560
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/29	565,000	591,257
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/30	935,000	986,420
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	682,556
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,042,977
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	632,341
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,071,210

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 98.4%	Coupon	Maturity	Par Value	Value
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	$2,010,000	$2,083,778
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	573,236
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/29	600,000	636,928
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	613,117
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	672,512
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/32	605,000	664,285
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	1,000,471
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	587,804
Ohio State University General Receipts, Series 2023-C	5.250%	12/01/46	535,000	573,272
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,120,000	1,973,751
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	410,538
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	438,736
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,842
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	720,838
University of Akron Ohio General Receipts Revenue, Series 2021-A	5.000%	01/01/31	390,000	430,641
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,006,357
University of Cincinnati General Receipts Revenue, Series 2024-A	5.250%	06/01/54	1,000,000	1,044,951
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	564,400
				38,837,133
Hospital/Health Bonds — 13.1%
Colorado Health Facilities Authority Revenue, Series 2025-A	5.000%	12/01/26	475,000	482,652
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	807,986
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,340,390
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	1,500,000	1,609,808
Hamilton County Industry Hospital Association Lease Rental Revenue Refunding Property Tax Riverview Health	4.125%	07/15/44	1,050,000	1,026,071
Hamilton County Industry Hospital Association Lease Rental Revenue Refunding Property Tax Riverview Health	4.250%	07/15/45	1,900,000	1,855,164
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,746,298
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/39	1,200,000	1,210,302
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/46	2,000,000	1,843,551
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health,Series 2017-A	4.000%	01/01/36	3,100,000	3,132,572
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health,Series 2019-B	4.000%	01/01/42	1,320,000	1,296,141
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2025-A	5.000%	01/15/27	925,000	942,229
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2020-A	5.000%	01/15/50	750,000	750,836
Pennsylvania Economic Development Financing Authority UPMC Revenue, Series 2025-A	5.000%	03/15/60	3,610,000	3,970,757

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 98.4%	Coupon	Maturity	Par Value	Value
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue Bond Secours Mercy Health Incorporate, Series 2025-B-2	5.001%	11/01/49	$700,000	$774,787
				23,789,544
Housing — 6.4%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	1,800,000	1,813,528
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	1,966,181
FHLMC, Series M-053	2.550%	06/15/35	3,530,000	3,151,747
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,785,257	1,698,193
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	665,000	666,407
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,320,000	1,313,315
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	375,000	373,283
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	521,011
				11,503,665
Multi-Family Housing — 2.1%
Denver Colorado City and County Multi Family Housing Revenue, Series 2025-B	5.000%	10/01/28	1,000,000	1,033,838
Durham North Carolina Housing Authority Multi Family Housing Revenue, Series 2025	3.625%	04/01/29	1,120,000	1,135,948
Greene County Ohio Port Authority Multi Family Housing Revenue, Series 2025	4.660%	12/01/40	608,000	645,619
Ohio Housing Finance Agency Multi Family Revenue, Series 2025	3.700%	11/01/47	1,000,000	1,009,805
				3,825,210
Other Revenue — 17.6%
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2025-A	5.000%	02/15/40	1,000,000	1,116,030
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/42	500,000	541,682
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/43	710,000	760,328
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/44	740,000	785,373
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,071,894
Black Belt Energy Gas District Alabama Gas Project Revenue Project Number 6, Series 2021-B	4.000%	10/01/52	580,000	583,535
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, Series D-1	5.500%	06/01/49	2,815,000	2,969,276
Concord Industry Community Schools Building Corp., Series 2024	5.000%	07/15/41	500,000	544,431
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series A-1	5.500%	11/01/53	500,000	542,792
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series B	5.251%	07/01/54	2,525,000	2,732,124
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	655,833
Kentucky State Property and Buildings Commission Revenues, Series A	4.250%	09/01/45	350,000	336,791
Kentucky State Property and Buildings Commission Revenues, Series A	5.000%	09/01/45	1,000,000	1,051,704

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 98.4%	Coupon	Maturity	Par Value	Value
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.300%	07/15/34	$2,000,000	$2,001,195
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	984,955
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,070,648
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue, Series 2024	5.000%	12/01/44	1,000,000	995,031
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	700,532
Rockport Industry Pollution Control Revenue Refunding Industry Michigan Power Co., Series 2025-A	3.700%	06/01/47	1,850,000	1,885,750
Southeast Energy Authority Cooperative District Alabama Energy Supply Revenue, Series 2025-E	5.000%	10/01/30	925,000	993,175
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	407,486
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	582,663
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	403,353
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	401,351
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	435,302
Tennergy Corp. Tennessee Gas Revenue, Series A	4.000%	12/01/51	600,000	607,722
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue	5.000%	01/01/55	1,170,000	1,262,673
Texas Municipal Gas Acquisition and Supply Corp. Vi Gas Supply Revenue, Series 2025	5.000%	01/01/36	1,830,000	1,956,757
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,529,113
				31,909,499
School District — 21.6%
Allen Park Michigan Public SD	4.500%	11/01/50	850,000	841,379
Athens City SD, Series 2019-A	4.000%	12/01/33	750,000	774,637
Athens City SD, Series 2024	4.000%	12/01/53	750,000	674,259
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	220,000	224,967
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,375,666
Bloomfield Hills Michigan SD School Building Site	5.000%	05/01/48	1,000,000	1,036,324
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,685,000	1,571,655
Bullit Kentucky SD Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,284,151
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,014,993
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	899,536
Fort Bend Texas Independent SD Various Refunding, Series 2025-B	3.800%	08/01/55	1,000,000	1,025,632
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,029,741
Henderson County Kentucky Board Education	5.000%	12/01/39	515,000	571,904
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	802,786
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	400,208
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	534,048
Kings LSD Ohio School Improvement, Series 2024	5.250%	12/01/54	3,090,000	3,223,507
Lancaster Pennsylvania SD, Series 2025-B	5.000%	06/01/42	750,000	786,039
Lawrence Township Industry School Building Corp. First Mortgage, Series B	4.125%	07/15/44	1,185,000	1,148,419
Licking Heights Ohio LSD School Facilities, Series 2022	5.500%	10/01/59	200,000	210,303
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	420,271

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 98.4%	Coupon	Maturity	Par Value	Value
Margaretta Ohio LSD Certificates of Participation School Facilities Project, Series 2025	5.500%	10/01/31	$555,000	$630,784
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,000,000	940,212
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	578,666
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,371,529
Olentangy LSD Ohio GO Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,003,568
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	543,226
Pickerington Ohio LSD School Facilities Construction and Improvement, Series 2023	5.000%	12/01/53	1,400,000	1,440,695
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	796,380
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,895,474
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,014,822
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/30	200,000	218,887
Shaker Heights Ohio CSD Certificates Program, Series 2024	5.000%	12/15/49	875,000	909,070
Shaker Heights Ohio CSD Certificates Program	5.500%	11/01/62	2,000,000	2,142,354
Southwest Dubois County Industry Multi-School Building Corp., Series 2010-A	5.000%	07/15/43	600,000	639,782
St. Lucie County Florida School Board Certificates of Participation Master Lease Program, Series A	5.000%	07/01/48	950,000	984,420
Stark County Ohio Library District Special Obligation Library Facilities Notes	5.000%	12/01/43	870,000	923,166
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	580,502
Warren County Kentucky Board of Education, Series 2024	4.000%	12/01/37	1,000,000	1,045,189
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,249
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/45	500,000	528,821
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/50	500,000	521,215
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/55	250,000	258,916
				39,213,352
Single-Family Housing — 1.1%
Ohio State Housing Finance Agency Residential Mortgage Revenue, Series D	5.500%	09/01/50	1,285,000	1,354,846
Ohio State Housing Finance Agency Residential Mortgage Revenue, Series D	6.375%	03/01/56	500,000	571,054
				1,925,900
State Agency — 0.4%
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	734,286

Water And Sewer — 5.5%
Huntertown Industry Sewage Revenue, Series 2025	4.500%	01/01/45	560,000	564,170
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,408,319
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	1,880,000	1,798,990
Ohio State Water Development Authority Water Pollution Control Revenue, Series A	5.000%	12/01/43	195,000	211,766
Ohio State Water Development Authority Water Pollution Control Revenue, Series D	5.000%	12/01/43	210,000	228,994

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	PORTFOLIO OF INVESTMENTS AS OF DECEMBER 31, 2025

MUNICIPAL BONDS — 98.4%	Coupon	Maturity	Par Value	Value
Rural Water Financing Agency Kentucky Public Projects Revenue Flexible Terminal Program, Series E	4.750%	08/01/50	$835,000	$847,174
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	400,304
Trinity River Authority Texas Ten Mile Creek System Revenue Refunding and Improvement	5.000%	08/01/42	1,370,000	1,506,060
				9,965,777

Total Municipal Bonds (Cost $183,828,333)				$178,094,044

MONEY MARKET FUNDS — 0.4%	Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 2.71% (a) (Cost $720,405)	720,405	$720,405

Investments at Value — 98.8% (Cost $184,548,738)		$178,814,449

Other Assets in Excess of Liabilities — 1.2%		2,098,030

Net Assets — 100.0%		$180,912,479

(a)	The rate shown is the 7-day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Statements of Assets and Liabilities

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund
Assets:
Investment Securities at Value*	$709,299,694	$174,096,483	$306,149,341
Dividends Receivable	765,134	152,805	2,376,611
Fund Shares Sold Receivable	1,109,555	167,875	12,590
Total Assets	$711,174,383	$174,417,163	$308,538,542

Liabilities:
Accrued Management Fees (Note 5)	$458,599	$137,350	$91,727
Accrued Shareholder Servicing Fees – Class S (Note 5)	26,621	3,834	—
Accrued Interest Expense (Note 8)	—	141	—
Fund Shares Redeemed Payable	194,925	70,671	—
Variation Margin Payable	—	—	2,284,763
Total Liabilities	$680,145	$211,996	$2,376,490

Contingencies and Commitments (Note 10)	—	—	—

Net Assets	$710,494,238	$174,205,167	$306,162,052

Net Assets Consist of:
Paid-In Capital	$450,881,388	$142,040,230	$306,170,601
Distributable Earnings (Accumulated Deficit)	259,612,850	32,164,937	(8,549)

Net Assets	$710,494,238	$174,205,167	$306,162,052
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	N/A	17,956,458
Offering, Redemption and Net Asset Value Per Share	N/A	N/A	$17.05

Pricing of Class I Shares
Net Assets applicable to Class I Shares	$585,169,043	$156,329,359	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,292,630	3,033,177	N/A
Offering, Redemption and Net Asset Value Per Share	$38.26	$51.54	N/A

Pricing of Class S Shares
Net Assets applicable to Class S Shares	$125,325,195	$17,875,808	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,272,667	346,826	N/A
Offering, Redemption and Net Asset Value Per Share	$38.29	$51.54	N/A

* Identified Cost of Investment Securities	$460,767,456	$142,002,809	$304,623,875

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Statements of Assets and Liabilities – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund	Institutional Short Duration Bond Fund
Assets:
Investment Securities at Value*	$1,887,024,950	$274,841,981	$164,112,218
Dividends and Interest Receivable	15,400,708	2,611,360	1,273,174
Fund Shares Sold Receivable	868,134	76,453	50,562
Paydowns Receivable	564	96	90
Total Assets	$1,903,294,356	$277,529,890	$165,436,044

Liabilities:
Accrued Management Fee (Note 5)	$403,894	$59,141	$36,521
Accrued Distribution Fee - Class F (Note 5)	1,456	10	6
Accrued Shareholder Servicing Fee - Class S (Note 5)	6,001	—	—
Fund Shares Redeemed Payable	578,225	78,695	2,448,361
Total Liabilities	$989,576	$137,846	$2,484,888

Contingencies and Commitments (Note 10)	—	—	—

Net Assets	$1,902,304,780	$277,392,044	$162,951,156

Net Assets Consist of:
Paid-in Capital	$2,082,184,248	$294,695,598	$169,843,714
Accumulated Deficit	(179,879,468)	(17,303,554)	(6,892,558)

Net Assets	$1,902,304,780	$277,392,044	$162,951,156

Pricing of Class I Shares
Net assets applicable to Class I Shares	$1,862,595,119	$277,313,165	$162,906,725
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	126,854,979	18,589,147	10,784,700
Net Asset Value, offering price and redemption price	$14.68	$14.92	$15.11

Pricing of Class F Shares
Net assets applicable to Class F Shares	$11,461,510	$78,879	$44,431
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	768,765	5,175	2,907
Net Asset Value, offering price and redemption price	$14.91	$15.24	$15.29	(a)

Pricing of Class S Shares
Net assets applicable to Class S Shares	$28,248,151	N/A	N/A
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,926,561	N/A	N/A
Net Asset Value, offering price and redemption price	$14.66	N/A	N/A

*	Identified Cost of Investment Securities	$1,909,237,213	$271,739,385	$163,816,561

(a)	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown rounded.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Statements of Assets and Liabilities – Continued

	Core Plus Bond Fund	Municipal Income Fund
Assets:
Investment Securities at Value*	$51,968,015	$178,814,449
Dividends and Interest Receivable	501,184	1,633,535
Fund Shares Sold Receivable	—	217,637
Securities Sold Receivable	—	294,486
Total Assets	$52,469,199	$180,960,107

Liabilities:
Accrued Management Fees (Note 5)	$20,133	$46,217
Fund Shares Redeemed Payable	—	1,411
Variable Margin Payable	8,875	—
Total Liabilities	$29,008	$47,628

Contingencies and Commitments (Note 10)	—	—

Net Assets	$52,440,191	$180,912,479

Net Assets Consist of:
Paid-In Capital	$53,646,875	$199,297,963
Accumulated Deficit	(1,206,684)	$(18,385,484)

Net Assets	$52,440,191	$180,912,479
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,029,844	11,167,350

Offering, Redemption and Net Asset Value Per Share	$13.01	$16.20

* Identified Cost of Investment Securities	$51,611,841	$184,548,738

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Statements of Operations

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund
	Year Ended 12/31/2025	Year Ended 12/31/2025	Year Ended 12/31/2025
Investment Income:
Dividends	$12,228,790	$2,665,097	$216,421
Less: Foreign withholding taxes on dividends (net of reclaims received)	(75,646)	(9,141)	—
Interest	—	—	11,378,052
Total Investment Income	12,153,144	2,655,956	11,594,473

Expenses:
Management Fee (Note 5)	$5,137,063	$1,585,539	$992,479
Shareholder Servicing Fees - Class S (Note 5)	304,137	45,101	—
Interest Expense (Note 8)	—	395	—
Net Expenses	$5,441,200	$1,631,035	$992,479

Net Investment Income	$6,711,944	$1,024,921	$10,601,994

Realized and Unrealized Gains (Losses):
Net Realized Gains from Security Transactions and Foreign Currency Transactions	$35,743,072	$7,287,371	$74,412
Net Realized Gains from Futures Contracts	—	—	25,631,503
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	35,296,975	(864,139)	5,059,133
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	7,262,112

Net Gains on Investments	$71,040,047	$6,423,232	$38,027,160

Net Change in Net Assets from Operations	$77,751,991	$7,448,153	$48,629,154

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Statements of Operations – Continued

	Institutional Core Bond Fund	Institutional Intermediate Bond Fund	Institutional Short Duration Bond Fund
	Year Ended 12/31/2025	Year Ended 12/31/2025	Year Ended 12/31/2025
Investment Income:
Dividends	$188,263	$169,125	$40,699
Interest	74,933,250	11,471,867	8,059,402
Total Investment Income	$75,121,513	$11,640,992	$8,100,101

Expenses:
Gross Management Fee (Note 5)	$5,495,957	$822,571	$602,055
Shareholder Servicing Fees - Class S (Note 5)	76,256	—	—
Distribution Fee - Class F (Note 5)	27,881	113	89
Total Expenses	$5,600,094	$822,684	$602,144
Management Fee Waiver (Note 5)	(916,015)	(137,098)	(100,345)
Distribution Fee Waiver (Note 5)	(11,152)	(45)	(36)
Net Expenses	$4,672,927	$685,541	$501,763

Net Investment Income	$70,448,586	$10,955,451	$7,598,338

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Investments	$(1,276,374)	$807,191	$255,091
Net Change in Unrealized Appreciation (Depreciation) on Investments	69,718,408	7,807,734	3,719,048

Net Gains on Investments	$68,442,034	$8,614,925	$3,974,139

Net Change in Net Assets from Operations	$138,890,620	$19,570,376	$11,572,477

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	DECEMBER 31, 2025

Statements of Operations – Continued

	Core Plus Bond Fund	Municipal Income Fund
	Year Ended 12/31/2025	Year Ended 12/31/2025
Investment Income:
Dividends	$20,283	$88,262
Interest	2,352,950	6,671,091
Total Investment Income	2,373,233	6,759,353

Expenses:
Management Fee (Note 5)	223,602	531,074
Net Expenses	$223,602	$531,074

Net Investment Income	$2,149,631	$6,228,279

Realized and Unrealized Gains (Losses):
Net Realized Gains (Losses) from Investments	$54,265	$(3,879,251)
Net Realized Losses from Futures Contracts	(14,921)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,620,298	4,451,620
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	111,813	—

Net Gains on Investments and Futures Contracts	$1,771,455	$572,369

Net Change in Net Assets from Operations	$3,921,086	$6,800,648

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Opportunity Fund		Enhanced Return Fund
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
Operations:
Net Investment Income	$6,711,944	$7,100,852	$1,024,921	$979,108	$10,601,994	$8,735,612
Net Realized Gains (Losses) from Investments and Foreign Currencies	35,743,072	28,188,193	7,287,371	8,439,947	74,412	(383,373)
Net Realized Gains from Futures Contracts	—	—	—	—	25,631,503	56,988,301
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	35,296,975	36,083,708	(864,139)	4,754,802	5,059,133	2,965,164
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	—	—	—	—	7,262,112	(13,877,507)
Net Change in Net Assets from Operations	$77,751,991	$71,372,753	$7,448,153	$14,173,857	$48,629,154	$54,428,197

Distributions to Shareholders (see Note 2)	N/A	N/A	N/A	N/A	$(51,002,634)	$(20,115,919)
From Class I	$(24,359,741)	$(36,185,890)	$(7,446,123)	$(8,433,592)	N/A	N/A
From Class S	(4,738,877)	(8,079,495)	(793,950)	(990,624)	N/A	N/A
Total Distributions to Shareholders	$(29,098,618)	$(44,265,385)	$(8,240,073)	$(9,424,216)	$(51,002,634)	$(20,115,919)

Capital Share Transactions:
Proceeds from Sale of Shares	N/A	N/A	N/A	N/A	$17,460,195	$21,998,100
Shares Issued on Reinvestment of Distributions	N/A	N/A	N/A	N/A	50,945,967	20,100,760
Cost of Shares Redeemed	N/A	N/A	N/A	N/A	(50,005,581)	(37,794,256)
Net Change in Net Assets from Capital Share Transactions	N/A	N/A	N/A	N/A	$18,400,581	$4,304,604

From Class I
Proceeds from Sale of Shares	$88,949,387	$75,601,317	$26,387,886	$38,009,998	N/A	N/A
Shares Issued on Reinvestment of Distributions	24,291,611	36,077,439	7,429,435	8,415,070	N/A	N/A
Cost of Shares Redeemed	(103,025,041)	(82,227,520)	(27,950,246)	(12,132,361)	N/A	N/A
Net Change in Net Assets from Class I Capital Share Transactions	$10,215,957	$29,451,236	$5,867,075	$34,292,707	N/A	N/A

From Class S
Proceeds from Sale of Shares	$15,639,099	$4,981,732	$2,722,638	$969,137	N/A	N/A
Shares Issued on Reinvestment of Distributions	4,730,136	8,069,053	793,862.00	990,539	N/A	N/A
Cost of Shares Redeemed	(29,070,107)	(29,440,018)	(4,162,256)	(4,351,788)	N/A	N/A
Net Change in Net Assets from Class S Capital Share Transactions	$(8,700,872)	$(16,389,233)	$(645,756)	$(2,392,112)	N/A	N/A

Net Change in Net Assets	$50,168,458	$40,169,371	$4,429,399	$36,650,236	$16,027,101	$38,616,882

Net Assets at Beginning of Year	$660,325,780	$620,156,409	$169,775,768	$133,125,532	$290,134,951	$251,518,069
Net Assets at End of Year	$710,494,238	$660,325,780	$174,205,167	$169,775,768	$306,162,052	$290,134,951

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Equity Income Fund		Opportunity Fund		Enhanced Return Fund
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
Capital Share Activity(a)
Shares Sold	N/A	N/A	N/A	N/A	948,745	1,249,932
Share Reinvested	N/A	N/A	N/A	N/A	2,944,268	1,161,738
Shares Redeemed	N/A	N/A	N/A	N/A	(2,818,065)	(2,213,156)
Net Increase in Shares Outstanding	N/A	N/A	N/A	N/A	1,074,948	198,514

Shares Outstanding, beginning of Year	N/A	N/A	N/A	N/A	16,881,510	16,682,996
Shares Outstanding, end of Year	N/A	N/A	N/A	N/A	17,956,458	16,881,510

Class I
Shares Sold	2,391,733	2,056,787	510,991	717,485	N/A	N/A
Share Reinvested	629,316	1,002,151	141,756	161,549	N/A	N/A
Shares Redeemed	(2,729,479)	(2,256,336)	(531,301)	(230,151)	N/A	N/A
Net Increase in Shares Outstanding	291,570	802,602	121,446	648,883	N/A	N/A

Shares Outstanding, beginning of Year	15,001,060	14,198,458	2,911,731	2,262,848	N/A	N/A
Shares Outstanding, end of Year	15,292,630	15,001,060	3,033,177	2,911,731	N/A	N/A

Class S
Shares Sold	410,974	136,050	51,462	18,272	N/A	N/A
Share Reinvested	122,574	224,141	15,147	19,016	N/A	N/A
Shares Redeemed	(781,375)	(803,763)	(80,969)	(81,859)	N/A	N/A
Net Decrease in Shares Outstanding	(247,827)	(443,572)	(14,360)	(44,571)	N/A	N/A

Shares Outstanding, beginning of Year	3,520,494	3,964,066.00	361,186	405,757.00	N/A	N/A
Shares Outstanding, end of Year	3,272,667	3,520,494	346,826	361,186	N/A	N/A

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core		Institutional Intermediate		Institutional Short
	Bond Fund		Bond Fund		Duration Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Operations:
Net Investment Income	$70,448,586	$63,045,629	$10,955,451	$10,512,216	$7,598,338	$7,277,301
Net Realized Gains (Losses) from Investments	(1,276,374)	(48,726,231)	807,191	(3,209,648)	255,091	(641,871)
Net Change in Unrealized Appreciation (Depreciation) on Investments	69,718,408	6,961,106	7,807,734	2,041,022	3,719,048	3,387,029
Net Change in Net Assets from Operations	$138,890,620	$21,280,504	$19,570,376	$9,343,590	$11,572,477	$10,022,459

Distributions to Shareholders (see Note 2):
From Class I	$(69,875,329)	$(62,468,145)	$(11,110,070)	$(10,687,699)	$(7,737,700)	$(7,504,602)
From Class F	(419,058)	(305,993)	(1,805)	(253)	(1,438)	(226)
From Class S	(1,123,888)	(1,230,190)	N/A	N/A	N/A	N/A
Total Distributions to Shareholders	$(71,418,275)	$(64,004,328)	$(11,111,875)	$(10,687,952)	$(7,739,138)	$(7,504,828)

Capital Share Transactions:
From Class I
Proceeds from Shares Sold	$280,114,407	$466,275,254	$86,285,964	$108,232,699	$35,293,049	$79,867,939
Shares issued for Subscriptions-In-Kind (Note 11)	—	14,591,696	—	—	—	—
Net Asset Value of Shares Issued on Reinvestment of Dividends	62,579,019	56,050,889	6,685,642	4,841,690	4,127,217	3,095,638
Payments for Shares Redeemed	(286,614,274)	(326,736,547)	(121,684,880)	(62,282,042)	(128,201,128)	(39,071,716)
Change in Net Assets from Class I Capital Share Transactions	$56,079,152	$210,181,292	$(28,713,274)	$50,792,347	$(88,780,862)	$43,891,861

From Class F
Proceeds from Shares Sold	$1,155,033	$4,818,966	$70,182	$—	$35,000	$—
Net Asset Value of Shares Issued on Reinvestment of Dividends	419,058	305,993	1,805	253	1,438	226
Payments for Shares Redeemed	(930,704)	(809,992)	(1,570)	—	—	—
Change in Net Assets from Class F Capital Share Transactions	$643,387	$4,314,967	$70,417	$253	$36,438	$226

From Class S
Proceeds from Shares Sold	$2,707,622	$3,455,612	N/A	N/A	N/A	N/A
Net Asset Value of Shares Issued on Reinvestment of Dividends	1,118,136	1,224,521	N/A	N/A	N/A	N/A
Payments for Shares Redeemed	(9,284,772)	(10,906,499)	N/A	N/A	N/A	N/A
Change in Net Assets from Class S Capital Share Transactions	$(5,459,014)	$(6,226,366)	N/A	N/A	N/A	N/A

Net Change in Net Assets	$118,735,870	$165,546,069	$(20,184,356)	$49,448,238	$(84,911,085)	$46,409,718

Net Assets at Beginning of Year	$1,783,568,910	$1,618,022,841	$297,576,400	$248,128,162	$247,862,241	$201,452,523
Net Assets at End of Year	$1,902,304,780	$1,783,568,910	$277,392,044	$297,576,400	$162,951,156	$247,862,241

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Institutional Core		Institutional Intermediate		Institutional Short
	Bond Fund		Bond Fund		Duration Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Capital Share Activity(a)
Class I
Shares Sold	19,327,273	32,397,095	5,843,150	7,462,122	2,350,061	5,423,493
Shares issued for Subscriptions-In-Kind (Note 12)	—	1,035,626	—	—	—	—
Share Reinvested	4,318,281	3,924,230	452,288	333,668	274,846	209,312
Shares Redeemed	(19,841,551)	(22,713,265)	(8,266,950)	(4,245,111)	(8,541,967)	(2,642,066)
Net Increase (Decrease) in Shares Outstanding	3,804,003	14,643,686	(1,971,512)	3,550,679	(5,917,060)	2,990,739

Shares Outstanding, beginning of Year	123,050,976	108,407,290	20,560,659	17,009,980	16,701,760	13,711,021
Shares Outstanding, end of Year	126,854,979	123,050,976	18,589,147	20,560,659	10,784,700	16,701,760

Class F
Shares Sold	79,247	331,300	4,670	—	2,309	—
Share Reinvested	28,483	21,087	119	17	95	15
Shares Redeemed	(63,190)	(55,086)	(104)	—	—	—
Net Increase in Shares Outstanding	44,540	297,301	4,685	17	2,404	15

Shares Outstanding, beginning of Year	724,225	426,924	490	473	503	488
Shares Outstanding, end of Year	768,765	724,225	5,175	490	2,907	503

Class S
Shares Sold	188,568	241,880	N/A	N/A	N/A	N/A
Share Reinvested	77,311	85,833	N/A	N/A	N/A	N/A
Shares Redeemed	(642,928)	(762,007)	N/A	N/A	N/A	N/A
Net Decrease in Shares Outstanding	(377,049)	(434,294)	N/A	N/A	N/A	N/A

Shares Outstanding, beginning of Year	2,303,610	2,737,904	N/A	N/A	N/A	N/A
Shares Outstanding, end of Year	1,926,561	2,303,610	N/A	N/A	N/A	N/A

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

Statements of Changes in Net Assets – Continued

	Core Plus Bond Fund		Municipal Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Operations:
Net Investment Income	$2,149,631	$1,615,323	$6,228,279	$5,690,381
Net Realized Gains (Losses) from Investments	54,265	(183,646)	(3,879,251)	(2,206,851)
Net Realized Losses from Futures Contracts	(14,921)	(26,259)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,620,298	(471,268)	4,451,620	(2,190,267)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	111,813	(204,603)	—	—
Net Change in Net Assets from Operations	$3,921,086	$729,547	$6,800,648	$1,293,263

Distributions to Shareholders (see Note 2)	$(2,167,921)	$(1,630,819)	$(6,248,768)	$(5,707,852)

Capital Share Transactions:
Proceeds from Sale of Shares	$13,630,845	$23,793,805	$64,208,432	$40,646,682
Shares Issued on Reinvestment of Distributions	1,922,970	1,423,321	6,032,700	5,590,672
Cost of Shares Redeemed	(7,987,935)	(3,797,519)	(59,275,861)	(46,971,185)
Net Change in Net Assets from Capital Share Transactions	$7,565,880	$21,419,607	$10,965,271	$(733,831)

Net Change in Net Assets	$9,319,045	$20,518,335	$11,517,151	$(5,148,420)

Net Assets at Beginning of Year	$43,121,146	$22,602,811	$169,395,328	$174,543,748
Net Assets at End of Year	$52,440,191	$43,121,146	$180,912,479	$169,395,328

Capital Share Activity(a)
Shares Sold	1,070,489	1,870,852	4,027,048	2,477,111
Share Reinvested	149,543	111,788	377,671	342,392
Shares Redeemed	(619,712)	(297,464)	(3,704,372)	(2,866,681)
Net Increase (Decrease) in Shares Outstanding	600,320	1,685,176	700,347	(47,178)

Shares Outstanding, beginning of Year	3,429,524	1,744,348	10,467,003	10,514,181
Shares Outstanding, end of Year	4,029,844	3,429,524	11,167,350	10,467,003

(a)	There were an unlimited number of shares of beneficial interest authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value determined after receipt of a shareholder’s order in proper form. Redemptions are recorded at the net asset value determined following receipt of a shareholder’s written or telephone request in proper form.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023		2022	2021
Net Asset Value, beginning of year	$35.65	$34.15	$30.91		$36.44	$31.35

Operations:
Net Investment Income	0.38 (a)	0.42 (a)	0.33	(a)	0.28	0.21
Net Realized and Unrealized Gains (Losses) on Investments	3.83	3.63	3.81		(3.82)	7.92
Total Operations	$4.21	$4.05	$4.14		$(3.54)	$8.13

Distributions:
Net Investment Income	(0.37)	(0.45)	(0.30)		(0.30)	(0.21)
Net Realized Capital Gains	(1.23)	(2.10)	(0.60)		(1.69)	(2.83)
Total Distributions	$(1.60)	$(2.55)	$(0.90)		$(1.99)	$(3.04)

Net Asset Value, end of year	$38.26	$35.65	$34.15		$30.91	$36.44

Total Return(b)	11.77%	11.79%	13.42%		(9.74%)	25.96%

Net Assets, end of year (millions)	$585.17	$534.82	$484.82		$551.27	$609.71

Ratios/supplemental data
Ratio of expenses to average net assets	0.75%	0.75%	0.94	%(c)	1.00%	1.00%
Ratio of Net Investment Income to average net assets	1.02%	1.14%	1.00%		0.84%	0.62%
Portfolio turnover rate(d)	21.15%	20.64%	32.38%		22.66%	29.91%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.75%. (Note 5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	EQUITY INCOME FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended	Year Ended	Period Ended
	12/31/2025	12/31/2024	12/31/2023*
Net Asset Value, beginning of period	$35.65	$34.14	$33.21

Operations:
Net Investment Income(a)	0.29	0.33	0.10
Net Realized and Unrealized Gains on Investments	3.86	3.63	1.71
Total Operations	$4.15	$3.96	$1.81

Distributions:
Net Investment Income	(0.28)	(0.35)	(0.28)
Net Realized Capital Gains	(1.23)	(2.10)	(0.60)
Total Distributions	$(1.51)	$(2.45)	$(0.88)

Net Asset Value, end of period	$38.29	$35.65	$34.14

Total Return(b)	11.59%	11.53%	5.46	%(c)

Net Assets, end of period (millions)	$125.33	$125.51	$135.34

Ratios/supplemental data
Ratio of expenses to average net assets	1.00%	1.00%	1.00	%(d)
Ratio of Net Investment Income to average net assets	0.77%	0.89%	1.00	%(d)
Portfolio turnover rate(e)	21.15%	20.64%	32.38	%(c)

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023		2022	2021
Net Asset Value, beginning of year	$51.87	$49.89	$44.15		$52.62	$45.55

Operations:
Net Investment Income	0.32 (a)	0.35 (a)	0.31	(a)	0.29	0.38
Net Realized and Unrealized Gains (Losses) on Investments	1.87	4.67	7.26		(6.83)	13.55
Total Operations	$2.19	$5.02	$7.57		$(6.54)	$13.93

Distributions:
Net Investment Income	(0.30)	(0.33)	(0.31)		(0.29)	(0.39)
Net Realized Capital Gains	(2.22)	(2.71)	(1.52)		(1.64)	(6.47)
Total Distributions	$(2.52)	$(3.04)	$(1.83)		$(1.93)	$(6.86)

Net Asset Value, end of year	$51.54	$51.87	$49.89		$44.15	$52.62

Total Return(b)	4.15%	10.03%	17.12%		(12.46%)	30.59%

Net Assets, end of year (millions)	$156.33	$151.04	$112.88		$115.09	$126.09

Ratios/supplemental data(c)
Ratio of expenses to average net assets	0.90%	0.90%	0.97	%(d)	1.00%	1.00%
Ratio of Net Investment Income to average net assets	0.61%	0.65%	0.66%		0.63%	0.84%
Portfolio turnover rate(e)	29.15%	20.74%	22.66%		26.51%	38.97%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(d)	Effective September 15, 2023, the Management Fee reduced from 1.00% to 0.90%. (Note 5)
(e)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended 12/31/2025	Year Ended 12/31/2024	Period Ended 12/31/2023*
Net Asset Value, beginning of period	$51.88	$49.89	$46.83

Operations:
Net Investment Income(a)	0.19	0.22	0.06
Net Realized and Unrealized Gains on Investments	1.86	4.67	4.79
Total Operations	$2.05	$4.89	$4.85

Distributions:
Net Investment Income	(0.17)	(0.19)	(0.27)
Net Realized Capital Gains	(2.22)	(2.71)	(1.52)
Total Distributions	$(2.39)	$(2.90)	$(1.79)

Net Asset Value, end of period	$51.54	$51.88	$49.89

Total Return(b)	3.88%	9.77%	10.35	%(c)

Net Assets, end of period (millions)	$17.88	$18.74	$20.24

Ratios/supplemental data(d)
Ratio of expenses to average net assets	1.15%	1.15%	1.15	%(e)
Ratio of Net Investment Income to average net assets	0.36%	0.40%	0.44	%(e)
Portfolio turnover rate(f)	29.15%	20.74%	22.66%

*	Class S began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during each period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	Interest Expense had less than a 0.01% impact on the ratios of net investment income and expenses to average net assets.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	ENHANCED RETURN FUND

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$17.19	$15.08	$12.35	$17.41	$19.12

Operations:
Net Investment Income	0.68	0.54	0.30	0.14	0.16
Net Realized and Unrealized Gains (Losses) on Investments and Futures	2.45	2.82	2.75	(4.25)	4.92
Total Operations	$3.13	$3.36	$3.05	$(4.11)	$5.08

Distributions:
Net Investment income	(0.69)	(0.56)	(0.32)	(0.17)	(0.18)
Net Realized Capital Gains	(2.58)	(0.69)	—	(0.78)	(6.61)
Total Distributions	$(3.27)	$(1.25)	$(0.32)	$(0.95)	$(6.79)

Net Asset Value, end of year	$17.05	$17.19	$15.08	$12.35	$17.41

Total Return(a)	18.42%	22.37%	24.91%	(23.56%)	26.51%

Net Assets, end of year (millions)	$306.16	$290.13	$251.52	$206.48	$322.89

Ratios/supplemental data
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to average net assets	3.74%	3.19%	2.18%	0.96%	0.65%
Portfolio Turnover Rate	58.65%	46.25%	36.66%	42.99%	40.89%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.15	$14.50	$14.17	$16.80	$17.45

Operations:
Net Investment Income	0.56 (a)	0.52 (a)	0.44 (a)	0.32	0.26
Net Realized and Unrealized Gains (Losses) on Investments	0.54	(0.35)	0.31	(2.61)	(0.62)
Total Operations	$1.10	$0.17	$0.75	$(2.29)	$(0.36)

Distributions:
Net Investment Income	(0.57)	(0.52)	(0.42)	(0.34)	(0.29)

Net Asset Value, end of year	$14.68	$14.15	$14.50	$14.17	$16.80

Total Return(b)	7.86%	1.21%	5.43%	(13.70%)	(2.04%)

Net Assets, end of year (millions)	$1,862.60	$1,740.61	$1,572.04	$569.86	$640.68

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.80%	3.55%	3.08%	2.04%	1.46%
Ratio of Net Investment Income to average net assets after Waiver	3.85%	3.60%	3.13%	2.09%	1.51%
Portfolio Turnover Rate(d)	13.24%	47.17%	31.63%	33.21%	42.67%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.36	$14.73	$14.39	$17.06	$17.61

Operations:
Net Investment Income	0.54 (a)	0.51 (a)	0.42 (a)	0.32	0.33
Net Realized and Unrealized Gains (Losses) on Investments	0.56	(0.37)	0.33	(2.66)	(0.71)
Total Operations	$1.10	$0.14	$0.75	$(2.34)	$(0.38)

Distributions:
Net Investment Income	(0.55)	(0.51)	(0.41)	(0.33)	(0.17)

Net Asset Value, end of year	$14.91	$14.36	$14.73	$14.39	$17.06

Total Return(b)	7.79%	0.97%	5.29%	(13.81%)	(2.15%)

Net Assets, end of year (millions)	$11.46	$10.40	$6.29	$3.02	$4.22

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.55%	3.31%	2.79%	1.76%	1.19%
Ratio of Net Investment Income to average net assets after Waiver	3.70%	3.46%	2.89%	1.91%	1.34%
Portfolio Turnover Rate(d)	13.24%	47.17%	31.63%	33.21%	42.67%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL CORE BOND FUND - CLASS S SHARES

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended 12/31/2025	Year Ended 12/31/2024	Period Ended 12/31/2023*
Net Asset Value, beginning of period	$14.13	$14.50	$13.90

Operations:
Net Investment Income(a)	0.52	0.48	0.13
Net Realized and Unrealized Gains (Losses) on Investments	0.55	(0.35)	0.61
Total Operations	$1.07	$0.13	$0.74

Distributions:
Net Investment Income	(0.54)	(0.50)	(0.14)

Net Asset Value, end of period	$14.66	$14.13	$14.50

Total Return(b)	7.66%	0.88%	5.35	%(c)

Net Assets, end of period (millions)	$28.25	$32.56	$39.70

Ratios/supplemental data(d)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55	%(e)
Ratio of expenses to average net assets after Waiver	0.50%	0.50%	0.50	%(e)
Ratio of Net Investment Income to average net assets before Waiver	3.55%	3.30%	3.10	%(e)
Ratio of Net Investment Income to average net assets after Waiver	3.60%	3.35%	3.15	%(e)
Portfolio Turnover Rate(f)	13.24%	47.17%	31.63%

*	Fund began operations on September 15, 2023.
(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Not annualized.
(d)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.47	$14.59	$14.26	$16.03	$16.60

Operations:
Net Investment Income	0.59 (a)	0.53 (a)	0.41 (a)	0.30	0.25
Net Realized and Unrealized Gains (Losses) on Investments	0.46	(0.11)	0.34	(1.77)	(0.52)
Total Operations	$1.05	$0.42	$0.75	$(1.47)	$(0.27)

Distributions:
Net Investment Income	(0.60)	(0.54)	(0.42)	(0.30)	(0.26)
Net Realized Capital Gains	—	—	—	—	(0.04)
Total Distributions	$(0.60)	$(0.54)	$(0.42)	$(0.30)	$(0.30)

Net Asset Value, end of year	$14.92	$14.47	$14.59	$14.26	$16.03

Total Return(b)	7.39%	2.93%	5.38%	(9.18%)	(1.66%)

Net Assets, end of year (millions)	$277.31	$297.57	$248.12	$233.65	$254.72

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.95%	3.60%	2.85%	1.93%	1.45%
Ratio of Net Investment Income to average net assets after Waiver	4.00%	3.65%	2.90%	1.98%	1.50%
Portfolio Turnover Rate(d)	44.89%	54.63%	46.33%	46.94%	32.34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL INTERMEDIATE BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.78	$14.89	$14.55	$16.37	$16.84

Operations:
Net Investment Income	0.58 (a)	0.52 (a)	0.40 (a)	0.27	0.22
Net Realized and Unrealized Gains (Losses) on Investments	0.47	(0.10)	0.34	(1.80)	(0.53)
Total Operations	$1.05	$0.42	$0.74	$(1.53)	$(0.31)

Distributions:
Net Investment Income	(0.59)	(0.53)	(0.40)	(0.29)	(0.12)
Net Realized Capital Gains	—	—	—	—	(0.04)
Total Distributions	$(0.59)	$(0.53)	$(0.40)	$(0.29)	$(0.16)

Net Asset Value, end of year	$15.24	$14.78	$14.89	$14.55	$16.37

Total Return(b)	7.19%	2.84%	5.20%	(9.32%)	(1.83%)

Net Assets, end of year (millions)	$0.079	$0.007	$0.007	$0.007	$0.007

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.69%	3.34%	2.59%	1.66%	1.20%
Ratio of Net Investment Income to average net assets after Waiver	3.84%	3.49%	2.74%	1.81%	1.35%
Portfolio Turnover Rate(d)	44.89%	54.63%	46.33%	46.94%	32.34%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2026 (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS I SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.84	$14.69	$14.32	$15.15	$15.44

Operations:
Net Investment Income	0.57 (a)	0.47 (a)	0.29 (a)	0.14	0.13
Net Realized and Unrealized Gains (Losses) on Investments	0.29	0.15	0.39	(0.79)	(0.27)
Total Operations	$0.86	$0.62	$0.68	$(0.65)	$(0.14)

Distributions:
Net Investment Income	(0.59)	(0.47)	(0.31)	(0.18)	(0.15)

Net Asset Value, end of year	$15.11	$14.84	$14.69	$14.32	$15.15

Total Return(b)	5.91%	4.30%	4.78%	(4.29%)	(0.91%)

Net Assets, end of year (millions)	$162.91	$247.85	$201.45	$229.47	$347.32

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets after Waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to average net assets before Waiver	3.74%	3.11%	1.94%	1.00%	0.76%
Ratio of Net Investment Income to average net assets after Waiver	3.79%	3.16%	1.99%	1.05%	0.81%
Portfolio Turnover Rate(d)	35.87%	40.49%	36.84%	21.53%	58.31%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2026. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	INSTITUTIONAL SHORT DURATION BOND FUND - CLASS F SHARES

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$15.02	$14.87	$14.49	$15.33	$15.63

Operations:
Net Investment Income	0.56 (a)	0.45 (a)	0.27 (a)	0.14	0.10
Net Realized and Unrealized Gains (Losses) on Investments	0.29	0.16	0.40	(0.82)	(0.27)
Total Operations	$0.85	$0.61	$0.67	$(0.68)	$(0.17)

Distributions:
Net Investment Income	(0.58)	(0.46)	(0.29)	(0.16)	(0.13)

Net Asset Value, end of year	$15.29	$15.02	$14.87	$14.49	$15.33

Total Return(b)	5.72%	4.13%	4.68%	(4.47%)	(1.09%)

Net Assets, end of year (millions)	$0.044	$0.008	$0.007	$0.007	$0.007

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after Waiver	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to average net assets before Waiver	3.52%	2.82%	1.70%	0.75%	0.51%
Ratio of Net Investment Income to average net assets after Waiver	3.67%	2.97%	1.85%	0.90%	0.66%
Portfolio Turnover Rate(d)	35.87%	40.49%	36.84%	21.53%	58.31%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	The Adviser waived a portion of the 0.30% management fee to sustain a net fee of 0.25%, and a portion of the 0.25% 12b-1 fee to sustain a new distribution fee of 0.15%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the rights to remove the waiver after April 30, 2026. (Note #5)
(d)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	CORE PLUS BOND FUND

Selected Data for a Share Outstanding Throughout each Period:

	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	Period Ended 12/31/2021*
Net Asset Value, beginning of period	$12.57	$12.96	$12.66	$15.04	$15.00

Operations:
Net Investment Income	0.55	0.53	0.41	0.29	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures	0.45	(0.39)	0.31	(2.34)	0.04
Total Operations	$1.00	$0.14	$0.72	$(2.05)	$0.07

Distributions:
Net Investment Income	(0.56)	(0.53)	(0.42)	(0.33)	(0.03)

Net Asset Value, end of period	$13.01	$12.57	$12.96	$12.66	$15.04

Total Return(a)	8.07%	1.13%	5.81%	(13.71%)	0.44	%(b)

Net Assets, end of period (millions)	$52.44	$43.12	$22.60	$14.36	$16.42

Ratios/supplemental data(c)
Ratio of expenses to average net assets before Waiver	0.45%	0.65%	1.34%	1.14%	0.55	%(d)
Ratio of expenses to average net assets after Waiver	0.45%	0.45%	0.45%	0.45%	0.45	%(d)
Ratio of Net Investment Income to average net assets before Waiver	4.32%	4.02%	2.41%	1.43%	1.55	%(d)
Ratio of Net Investment Income to average net assets after Waiver	4.32%	4.22%	3.30%	2.12%	1.65	%(d)
Portfolio Turnover Rate	27.91%	50.28%	45.24%	42.09%	69.02	%(b)

*	Fund began operations on November 17, 2021.
(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(b)	Not annualized.
(C)	The Adviser waived a portion of the 0.45% management fee to sustain a net fee of 0.45% during the years ended December 31, 2024 and prior. (Note #5)
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout each Year:

	Year Ended December 31,
	2025	2024	2023		2022	2021
Net Asset Value, beginning of year	$16.18	$16.60	$16.15		$17.98	$18.28

Operations:
Net Investment Income	0.56	0.53	0.46		0.37	0.32
Net Realized and Unrealized Gains (Losses) on Investments	0.03	(0.42)	0.45		(1.83)	(0.27)
Total Operations	$0.59	$0.11	$0.91		$(1.46)	$0.05

Distributions:
Net Investment Income	(0.57)	(0.53)	(0.46)		(0.37)	(0.32)
Net Realized Capital Gains	—	—	—		—	(0.03)
Return of Capital	—	—	—		—	(0.00	)(a)
Total Distributions	$(0.57)	$(0.53)	$(0.46)		$(0.37)	$(0.35)

Net Asset Value, end of year	$16.20	$16.18	$16.60		$16.15	$17.98

Total Return(b)	3.71%	0.69%	5.76%		(8.10%)	0.30%

Net Assets, end of year (millions)	$180.91	$169.40	$174.54		$190.50	$274.98

Ratios/supplemental data
Ratio of expenses to average net assets	0.30%	0.30%	0.56	%(c)	0.65%	0.65%
Ratio of Net Investment Income to average net assets	3.52%	3.21%	2.78%		2.14%	1.78%
Portfolio turnover rate	36.07%	26.39%	17.28%		21.30%	9.11%

(a)	Amount rounds to less than $0.005 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees.
(c)	Effective September 15, 2023, the Management Fee was reduced from 0.65% to 0.30%. (Note 5)

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

1)	Organization:

The Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson Enhanced Return Fund, Johnson Core Plus Bond Fund, Johnson Municipal Income Fund (each individually a “Fund” and collectively the “Funds”), Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund (the “Bond Funds,”) are each a diversified series of the Johnson Mutual Funds Trust (the “Trust”), and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The Opportunity Fund and Municipal Income Fund began offering their shares publicly on May 16, 1994. The Bond Funds began offering their shares publicly on August 31, 2000. The Equity Income Fund and Enhanced Return Fund began offering their shares publicly on December 30, 2005. The Johnson Core Plus Bond Fund began offering shares publicly on November 17, 2021. All the Funds are managed by Johnson Investment Counsel, Inc. (the “Adviser”).

The Equity Income Fund and Opportunity Fund both have an additional share class, Class S shares. Each class of shares for each Fund has identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class of shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The Bond Funds also have an additional share class, Class F shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. Class F shares have a maximum distribution (12b-1) fee of 0.25%, currently waived by the Adviser to 0.15% (see Note 5). The Institutional Core Bond Fund also has an additional share class, Class S shares. Class S shares have a maximum shareholder servicing fee of 0.25%.

The investment objective of the Equity Income Fund is above average dividend income and long-term capital growth. The investment objective of the Opportunity Fund is long-term capital growth. The investment objective of the Johnson Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle. The investment objective of the Bond Funds is a high level of income over the long term consistent with preservation of capital. The investment objective of the Johnson Core Plus Bond Fund is to maximize total return over the long term consistent with the preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long-term consistent with preservation of capital.

2)	Summary of Significant Accounting Policies:

BASIS OF ACCOUNTING:

The financial statements are prepared in accordance with accounting principles generally accepted in the United State of Americas (“GAAP”). The Funds are investment companies and accordingly follow the investment company guidance of FASB Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

SEGMENT REPORTING:

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Management Team of the Adviser. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

2)	Summary of Significant Accounting Policies, continued

NEW ACCOUNTING PRONOUNCEMENT:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements. The Management Team has evaluated the impact which was not material. As a part of its assessment, management noted that foreign withholding taxes were approximately 0% of each Fund’s net assets and therefore, further disclosure regarding foreign withholding taxes on dividend income was considered immaterial.

FINANCIAL FUTURES CONTRACTS:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gains (losses) on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Losses on futures contracts, as of December 31, 2025, was $862,668. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains (losses) on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations. As of December 31, 2025, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $23,141,884. The net variation margin payable on futures contracts as of December 31, 2025 was $2,284,763.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns (interest rate risk). These derivative transactions may include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Losses on futures contracts, as of December 31, 2025, was $22,612. As of December 31, 2025, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $4,241,439. The net variation margin payable on these futures contracts as of December 31, 2025 was $8,875.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

2)	Summary of Significant Accounting Policies, continued

OFFSETTING ASSETS AND LIABILITIES:

The Enhanced Return Fund and the Core Plus Bond Fund have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. As of December 31, 2025, the Enhanced Return Fund and Core Plus Bond Fund have one and three positions, respectively, and the variation margin applicable to each of those positions is presented in the Statement of Assets and Liabilities.

The following table presents the Enhanced Return Fund and Core Plus Bond Fund’s liability derivatives available for offset under a master netting agreement, net of collateral pledged as of December 31, 2025.

Enhanced Return Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(2,284,763)	$—	$(2,284,763)	$2,284,763	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

Core Plus Bond Fund

Liabilities

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral Pledged/ Received	Net Amount
Futures Contracts	$(8,875)	$—	$(8,875)	$8,875	$—	$—

*	The Amount is limited to the derivative balance, and accordingly, does not include excess collateral pledged.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT SECURITIES:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Gains and losses on sales of investments are calculated using the specific identification method, mainly using high-cost lots. Discounts and premiums on securities purchased are amortized over the lives or to the earliest call date of the respective securities in accordance with GAAP. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

2)	Summary of Significant Accounting Policies, continued

from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION:

Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, that result from changes in exchange rates.

FEDERAL INCOME TAX:

The Funds have qualified and intend to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent is net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of a federal excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended December 31 for the Opportunity Fund, Bond Funds, and Municipal Income Fund, and October 31 for the Equity Income, Enhanced Return and Core Plus Bond Fund) plus undistributed amounts from prior years.

The following information is computed for each item as of December 31, 2025:

	Equity Income Fund	Opportunity Fund	Enhanced Return Fund	Core Bond Fund
Cost of Portfolio Investments	$460,782,018	$142,054,656	$304,663,768	$1,909,568,734
Gross unrealized appreciation	258,230,572	39,594,871	3,793,451	23,851,510
Gross unrealized depreciation	(9,712,896)	(7,553,044)	(2,307,878)	(46,395,294)
Net Unrealized appreciation (depreciation)	248,517,676	32,041,827	1,485,573	(22,543,784)
Undistributed ordinary income	1,166,209	6,023	—	14,544
Undistributed long-term gains	9,928,965	117,087	—	—
Accumulated capital and other losses	—	—	(1,494,122)	(157,350,228)
Distributable earnings (accumulated deficit)	$259,612,850	$32,164,937	$(8,549)	$(179,879,468)

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

2)	Summary of Significant Accounting Policies, continued

	Intermediate Bond Fund	Short Duration Bond Fund	Core Plus Bond Fund	Municipal Income Fund
Cost of Portfolio Investments	$271,818,296	$163,816,561	$51,602,667	$184,548,738
Gross unrealized appreciation	4,656,616	1,838,129	1,194,099	1,033,320
Gross unrealized depreciation	(1,632,931)	(1,542,472)	(828,751)	(6,767,609)
Net unrealized depreciation	3,023,685	295,657	365,348	(5,734,289)
Undistributed ordinary income	1,492	—	—	—
Accumulated capital and other losses	(20,328,731)	(7,188,215)	(1,572,032)	(12,651,195)
Accumulated deficit	$(17,303,554)	$(6,892,558)	$(1,206,684)	$(18,385,484)

As of December 31, 2025, the following Funds had capital loss carryovers which will reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers which may be carried forward for an indefinite period are as follows:

	Long-term	Short-term	Total
Core Bond Fund	$112,460,957	$44,889,271	$157,350,228
Intermediate Bond Fund	16,624,530	3,704,201	20,328,731
Short Duration Bond Fund	5,058,467	2,129,748	7,188,215
Core Plus Bond Fund	1,052,809	519,223	1,572,032
Municipal Income Fund	12,372,810	278,385	12,651,195

During the year ended December 31, 2025, the Funds utilized capital loss carryforwards as follows:

Total
Intermediate Bond Fund	$521,553
Short Duration Bond Fund	60,115
Core Plus Bond Fund	136,721

The difference between the federal income tax cost and the financial statement cost of Funds’ investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. The timing differences are temporary in nature and are due to the tax deferral of losses on amortization of bonds, trust preferred securities, mark to market on futures contracts and wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Funds are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits or expenses will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

Post-October capital losses listed above incurred after October 31, 2025 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Enhanced Return Fund deferred $1,494,122 of post-October capital losses for income tax purposes.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

2)	Summary of Significant Accounting Policies, continued

ALLOCATIONS BETWEEN CLASSES:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

DISTRIBUTIONS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute net investment income on a monthly basis for the Bond Funds and Core Plus Fund, and on a calendar quarter basis for the Enhanced Return Fund and Municipal Income Fund. The Equity Income and Opportunity Funds intend to distribute net investment income, if any, at least once a year. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

For the year ended December 31, 2025, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid in Capital	Accumulated Earnings
Opportunity Fund	$956	$(956)
Short Duration Bond Fund	(15,307)	15,307
Core Plus Bond Fund	(11,480)	11,480
Municipal Income Fund	(19,890)	19,890

The tax character of the distributions paid for the years ended December 31, 2025 and 2024 are as follows:

		Ordinary Income*	Tax Exempt Income	Net Realized Long-Term Capital Gain	Total Taxable Distributions Paid	Total Distributions Paid
Equity Income Fund	12/31/2024	$9,343,628	—	$34,921,757	$44,265,385	$44,265,385
	12/31/2025	6,833,202	—	22,265,416	29,098,618	29,098,618
Opportunity Fund	12/31/2024	1,632,958	—	7,791,258	9,424,216	9,424,216
	12/31/2025	951,272	—	7,288,500	8,240,073	8,240,073
Enhanced Return Fund	12/31/2024	13,749,276	—	6,366,643	20,115,919	20,115,919
	12/31/2025	27,359,311	—	23,643,323	51,002,634	51,002,634
Core Bond Fund	12/31/2024	64,004,328	—	—	64,004,328	64,004,328
	12/31/2025	71,418,275	—	—	71,418,275	71,418,275
Intermediate Bond Fund	12/31/2024	10,687,952	—	—	10,687,952	10,687,952
	12/31/2025	11,111,875	—	—	11,111,875	11,111,875
Short Duration Bond Fund	12/31/2024	7,504,828	—	—	7,504,828	7,504,828
	12/31/2025	7,739,138	—	—	7,739,138	7,739,138
Core Plus Bond Fund	12/31/2024	1,630,819	—	—	1,630,819	1,630,819
	12/31/2025	2,167,921	—	—	2,167,921	2,167,921
Municipal Income Fund	12/31/2024	73,599	5,634,253	—	5,707,852	5,707,852
	12/31/2025	91,265	6,157,503	—	6,248,768	6,248,768

*	Short-Term Capital Gains were combined with Ordinary Income, as they are taxed at the Ordinary Income tax rate.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

3)	Security Valuation and Transactions:

The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Board has assigned the Adviser as their Valuation Designee to consider all appropriate factors relevant to the value of securities, in accordance with the Trust’s valuation policies and fair value determinations. Fixed income securities typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

3)	Security Valuation and Transactions, continued

FAIR VALUE MEASUREMENTS:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. Corporate bonds are generally valued at prices obtained from pricing vendors. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations for similar securities (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they will be categorized in Level 3.

U.S. Government Securities. U.S. government securities are generally valued at prices obtained from pricing vendors. U.S. government securities, including U.S. Treasury Obligations, are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy.

U.S. Agency Securities. U.S. agency securities are generally valued at prices obtained from pricing vendors. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Municipal Bonds. Municipal bonds are generally valued at prices obtained from pricing vendors. Municipal Bonds are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 2 of the fair value hierarchy.

Preferred Stocks. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds (notated throughout these financial statements as cash equivalents), are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

3)	Security Valuation and Transactions, continued

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:

Equity Income Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$707,349,304	$—	$—	$707,349,304
Money Market Funds	1,950,390	—	—	1,950,390
Total	$709,299,694	$—	$—	$709,299,694

Opportunity Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$173,149,071	$—	$—	$173,149,071
Money Market Funds	947,412	—	—	947,412
Total	$174,096,483	$—	$—	$174,096,483

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$191,281,884	$—	$191,281,884
Collateralized Mortgage Obligations	—	56,412,151	—	56,412,151
Municipal Bonds	—	4,637,543	—	4,637,543
U.S. Government & Agencies	—	2,040,530	—	2,040,530
U.S. Treasury Obligations	—	47,142,496	—	47,142,496
Money Market Funds	4,634,737	—	—	4,634,737
Sub-total	$4,634,737	$301,514,604	$—	$306,149,341
Other Financial Instruments**	(862,668)	—	—	(862,668)
Total	$3,772,069	$301,514,604	$—	$305,286,673

Institutional Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$877,426,261	$—	$877,426,261
Collateralized Mortgage Obligations	—	510,319,996	—	510,319,996
Municipal Bonds	—	15,626,204	—	15,626,204
U.S. Treasury Obligations	—	470,255,781	—	470,255,781
Preferred Stocks	9,176,944	—	—	9,176,944
Money Market Funds	4,219,764	—	—	4,219,764
Total	$13,396,708	$1,873,628,242	$—	$1,887,024,950

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$140,296,320	$—	$140,296,320
Collateralized Mortgage Obligations	—	24,420,541	—	24,420,541
Municipal Bonds	—	3,213,909	—	3,213,909
U.S. Government & Agencies	—	8,324,262	—	8,324,262
U.S. Treasury Obligations	—	96,915,605	—	96,915,605
Preferred Stocks	1,549,953	—	—	1,549,953
Money Market Funds	121,391	—	—	121,391
Total	$1,671,344	$273,170,637	$—	$274,841,981

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$103,072,249	$—	$103,072,249
Collateralized Mortgage Obligations	—	34,268,269	—	34,268,269
Municipal Bonds	—	4,572,204	—	4,572,204
U.S. Treasury Obligations	—	22,061,810	—	22,061,810
Money Market Funds	137,686	—	—	137,686
Total	$137,686	$163,974,532	$—	$164,112,218

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

3)	Security Valuation and Transactions, continued

Core Plus Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$32,271,979	$—	$32,271,979
Collateralized Mortgage Obligations	—	13,884,068	—	13,884,068
U.S. Treasury Obligations	—	5,620,280	—	5,620,280
Preferred Stocks	168,220	—	—	168,220
Money Market Funds	23,468	—	—	23,468
Sub-total	$191,688	$51,776,327	$—	$51,968,015
Other Financial Instruments**	(22,612)	—	—	(22,612)
Total	$169,076	$51,776,327	$—	$51,945,403

Municipal Income Fund	Level 1	Level 2	Level 3	Totals
Municipal Bonds*	$—	$178,094,044	$—	$178,094,044
Money Market Funds	720,405	—	—	720,405
Total	$720,405	$178,094,044	$—	$178,814,449

*	See Portfolio of Investments for industry classifications
**	Other financial instruments are futures contracts reflected separately in the Portfolio of Investments, and are reflected at the net unrealized appreciation on futures contracts

The Funds did not hold any Level 3 securities during the year.

4)	Portfolio Risks:

Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. The duration and extent of such events cannot be reasonably estimated. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments.

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees:

The Funds incurred management fees for the year ended December 31, 2025, as indicated below:

			Payable as of
		Management	December 31,
Fund	Fee	Fee	2025
Equity Income Fund	0.75%	$5,137,063	$458,599
Opportunity Fund	0.90%	1,585,539	137,350
Enhanced Return Fund	0.35%	992,479	91,727
Core Bond Fund	0.30%	5,495,957	403,894
Intermediate Bond Fund	0.30%	822,571	59,141
Short Duration Bond Fund	0.30%	602,055	36,521
Core Plus Bond Fund	0.45%	223,602	20,133
Municipal Income Fund	0.30%	531,074	46,217

The Short Duration, Intermediate and Core Bond Funds F share classes also incur 12b-1 fee at the annual rate of 0.25% (before the contractual waiver described below) of the Fund’s average daily net assets, which is accrued daily and paid monthly.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

5)	Investment Advisory Agreement, 12b-1 Fees and Shareholder Servicing Fees, continued

The Adviser has agreed to waive a part of the management fee for the Short Duration, Intermediate and Core Bond Funds from a maximum of 0.30% to an effective fee ratio of 0.25%, unchanged from the prior period. In addition, the Adviser has agreed to waive a part of the 12b-1 fee from a maximum of 0.25% to an effective annual rate of 0.15%. The Adviser has the right to remove this fee waiver any time after April 30, 2026. These waivers are not subject to recoupment.

The Equity Income, Opportunity and Core Bond Funds S Shares classes also incur shareholder servicing fees at the annual rate of 0.25% of each Fund’s average daily net assets, attributable to the Class, which is accrued daily.

6)	Related Party Transactions:

All officers and one Trustee of the Trust are employees of the Adviser. Total compensation for the Independent Trustees as a group was $210,000 for the year ended December 31, 2025, which was paid by the Adviser, and as a group they received no additional compensation from the Trust. The Trust consists of nine Funds: Johnson Equity Income Fund, Johnson Opportunity Fund, Johnson Enhanced Return Fund, Johnson Institutional Core Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Short Duration Bond Fund, Johnson Core Plus Bond Fund, and Johnson Municipal Income Fund. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2025, the following are identified as having an ownership of more than 25%:

Equity Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	81.39%
Opportunity Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	89.15%
Enhanced Return Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	98.06%
Core Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	66.36%
Intermediate Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	62.71%
National Financial Services LLC	26.53%
Short Duration Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	56.66%
Core Plus Bond Fund:
Client accounts managed by the Adviser and held by Charles Schwab & Co.	88.77%
Municipal Income Fund
Client accounts managed by the Adviser and held by Charles Schwab & Co.	95.70%

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting services, administration services, and transfer agency services to the Funds. All services are paid for by the Adviser.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

7)	Purchases and Sales of Securities:

For the year ended December 31, 2025, purchases and sales of investment securities aggregated (excluding in-kind subscriptions):

	Investment Securities Other Than Short-Term Investments and U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Equity Income Fund	$142,847,120	$156,224,199	$—	$—
Opportunity Fund	50,796,618	52,401,625	—	—
Enhanced Return Fund	89,818,615	84,097,267	66,438,081	71,052,925
Core Bond Fund	165,647,548	61,088,275	116,573,939	179,599,299
Intermediate Bond Fund	61,771,917	60,790,061	60,177,902	90,217,365
Short Duration Bond Fund	47,418,523	90,188,534	23,250,229	60,915,878
Core Plus Bond Fund	14,501,243	6,773,396	6,999,108	6,907,193
Municipal Income Fund	75,126,825	62,712,387	—	—

8)	Borrowings:

The Equity Income Fund, Opportunity Fund, Enhanced Return Fund, Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Core Plus Bond Fund, and Municipal Income Fund each has an unsecured line of credit through April 27, 2026 with U.S. Bank National Association, up to 33.3% of its net assets, with a total maximum borrowing limit of $60,000,000 for the Trust.

Borrowings under the agreement bear interest at the Prime lending rate which was 6.75% as of December 31, 2025. During the year ended December 31, 2025, the Opportunity Fund borrowed from the line for eight (8) calendar days with the average debt outstanding and interest rate of $242,500 and 7.06%, respectively, during the days with borrowings and incurred $395 of interest expense and fees. There were no borrowings for any of the other Funds at any time during the year.

9)	Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

10)	Contingencies and Commitments:

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11)	Indemnification:

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTES TO THE FINANCIAL STATEMENTS	DECEMBER 31, 2025

12)	Sector Risk:

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2025, the Equity Income Fund had 25.2% of the value of its net assets invested in stocks within the Technology sector.

13)	Subsequent Events:

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements except for the following:

			Per Share
	Record Date	Ex-Date	Ordinary Income
Core Bond Fund
Class I	1/28/2026	1/29/2026	$0.0490
Class F	1/28/2026	1/29/2026	$0.0480
Class S	1/28/2026	1/29/2026	$0.0470
Intermediate Bond Fund
Class I	1/28/2026	1/29/2026	$0.0510
Class F	1/28/2026	1/29/2026	$0.0490
Short Duration Bond Fund
Class I	1/28/2026	1/29/2026	$0.0530
Class F	1/28/2026	1/29/2026	$0.0520
Core Plus Bond Fund	1/28/2026	1/29/2026	$0.0470

ADDITIONAL INFORMATION	DECEMBER 31, 2025 (UNAUDITED)

CHANGES IN AND/OR DISAGREEMENTS WITH ACCOUNTANTS:

There were no changes in and/or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE:

Not applicable.

PROXY VOTING:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended December 31 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; or (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS:

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT:

Not applicable.

AVAILABILITY OF SCHEDULES OF PORTFOLIO INVESTMENTS:

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year at www.johnsonmutualfunds.com or on Form N-PORT. The Funds’ holdings are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) by visiting www.johnsoninv.com/mutualfunds; or (3) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

CODE OF ETHICS:

The Trust’s Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds

3777 West Fork Road

Cincinnati OH 45247

FEDERAL TAX INFORMATION:

For the fiscal year ended December 31, 2025, the Funds designated the following as long-term capital gain distributions:

Fund	Long-term Capital Gain
Equity Income Fund	$22,265,416
Opportunity Fund	7,288,500
Enhanced Return Fund	23,643,323

ADDITIONAL INFORMATION	DECEMBER 31, 2025

Qualified Dividend Income – The following Funds designate the following of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%:

Fund	Qualified Dividend Income
Equity Income Fund	100.00%
Opportunity Fund	100.00%

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended October 31, 2025, the following Funds had the following ordinary income dividends qualified for the corporate dividends received deduction:

Fund	Dividend Received Deduction
Equity Income Fund	100.00%
Opportunity Fund	100.00%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Johnson Mutual Funds Trust

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Johnson Mutual Funds Trust, comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Johnson Equity Income Fund,

Johnson Opportunity Fund,

Johnson Enhanced Return

Fund, Johnson Institutional

Core Bond Fund, Johnson

Institutional Intermediate

Bond Fund, Johnson

Institutional Short Duration

Bond Fund, and Johnson

Municipal Income Fund

	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
Johnson Core Plus Bond Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and for the period from November 17, 2021 (commencement of operations) through December 31, 2021

BASIS FOR OPINION

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

December 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2004.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 25, 2026

Trustees and Officers

Dale Coates	Independent Trustee, Chairman
Timothy E. Johnson	Interested Trustee
Jonathan Adams	Independent Trustee
James J. Berrens	Independent Trustee
John R. Green	Independent Trustee
Julie Murphy	Independent Trustee
Jeri B. Ricketts	Independent Trustee
Gregory Simpson	Independent Trustee

Jason Jackman	President
Alex J. Bey	Vice President
Scott J. Bischoff	Chief Compliance Officer
Jennifer J. Kelhoffer	Secretary/Treasurer/CFO

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian

US Bank
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Principal Executive Officer

	Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason O. Jackman
Jason O. Jackman, President and Principal Executive Officer

	Date	March 9, 2026

By	/s/ Jennifer J. Kelhoffer
Jennifer J. Kelhoffer, Treasurer and Principal Financial Officer

	Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.